UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Growth Fund

The fund's portfolio
6/30/14 (Unaudited)

COMMON STOCKS (61.9%)(a)
			Shares	Value

Banking (4.9%)

Access National Corp.			8,692	$131,771

Australia & New Zealand Banking Group, Ltd. (Australia)			30,586	961,561

Banca Popolare di Milano Scarl (Italy)(NON)			184,046	165,069

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			85,683	1,092,185

Banco Bradesco SA ADR (Brazil)			38,129	553,633

Banco Espirito Santo SA (Portugal)(NON)(S)			375,242	309,319

Banco Latinoamericano de Exportaciones SA Class E (Panama)			19,345	573,966

Banco Santander SA (Spain)			133,682	1,396,678

Bank Mandiri (Persero) Tbk PT (Indonesia)			634,900	520,827

Bank of Ireland (Ireland)(NON)			930,782	314,806

Bank of Kentucky Financial Corp.			5,162	179,586

Bank of New York Mellon Corp. (The)			152,500	5,715,700

Bank of Queensland, Ltd. (Australia)			34,075	391,677

Bank of Yokohama, Ltd. (The) (Japan)			150,000	863,235

Barclays PLC (United Kingdom)			175,251	638,239

BNP Paribas SA (France)			14,471	981,741

BofI Holding, Inc.(NON)			5,627	413,416

Cardinal Financial Corp.			16,735	308,928

China Construction Bank Corp. (China)			1,109,000	838,504

Citizens & Northern Corp.			10,818	210,843

City National Corp.			32,992	2,499,474

Commonwealth Bank of Australia (Australia)			37,400	2,852,340

Compartamos SAB de CV (Mexico)			177,800	343,444

Credicorp, Ltd. (Peru)			7,178	1,115,964

Credit Agricole SA (France)			91,410	1,289,228

Credit Suisse Group AG (Switzerland)			19,481	557,102

DBS Group Holdings, Ltd. (Singapore)			65,000	873,165

DNB ASA (Norway)			10,046	183,761

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			550,253	966,329

East West Bancorp, Inc.			6,056	211,899

Erste Group Bank AG (Czech Republic)			24,522	793,112

Farmers Capital Bank Corp.(NON)			7,838	177,060

Financial Institutions, Inc.			11,176	261,742

First Community Bancshares Inc.			10,552	151,210

First NBC Bank Holding Co.(NON)			6,577	220,395

First Niagara Financial Group, Inc.			138,700	1,212,238

FirstMerit Corp.			13,147	259,653

FirstRand, Ltd. (South Africa)			134,636	515,883

Flushing Financial Corp.			11,074	227,571

Grupo Financiero Banorte SAB de CV (Mexico)			176,891	1,265,036

Hang Seng Bank, Ltd. (Hong Kong)			58,500	955,576

Hanmi Financial Corp.			22,158	467,091

Heartland Financial USA, Inc.			7,493	185,302

Heritage Financial Group, Inc.			9,335	185,113

Industrial & Commercial Bank of China, Ltd. (China)			992,000	627,168

Itau Unibanco Holding SA ADR (Preference) (Brazil)			63,290	910,110

Joyo Bank, Ltd. (The) (Japan)			150,000	799,566

JPMorgan Chase & Co.			321,177	18,506,219

Lloyds Banking Group PLC (United Kingdom)(NON)			1,792,063	2,277,200

MainSource Financial Group, Inc.			16,637	286,988

Meta Financial Group, Inc.			6,136	245,440

Metro Bank PLC (acquired 1/15/14, cost $189,830) (Private) (United Kingdom)(F)(RES)(NON)			8,918	190,512

Metropolitan Bank & Trust Co. (Philippines)			199,230	398,916

National Australia Bank, Ltd. (Australia)			31,436	971,683

Natixis (France)			90,653	581,182

OFG Bancorp (Puerto Rico)			9,829	180,952

Pacific Premier Bancorp, Inc.(NON)			10,475	147,593

PacWest Bancorp			8,980	387,667

Peoples Bancorp, Inc.			10,321	272,990

Philippine National Bank (Philippines)(NON)			220,734	457,650

PNC Financial Services Group, Inc.			147,599	13,143,691

Popular, Inc. (Puerto Rico)(NON)			8,754	299,212

Qatar National Bank SAQ (Qatar)(NON)			7,093	318,158

Republic Bancorp, Inc. Class A			6,711	159,185

Resona Holdings, Inc. (Japan)			273,500	1,592,863

Skandinaviska Enskilda Banken AB (Sweden)			78,926	1,054,859

State Street Corp.			112,100	7,539,846

Sumitomo Mitsui Financial Group, Inc. (Japan)			38,300	1,604,513

Swedbank AB Class A (Sweden)			38,047	1,009,037

TSB Banking Group PLC 144A (United Kingdom)(NON)			66,348	319,638

UniCredit SpA (Italy)			182,779	1,530,458

United Community Banks, Inc.(NON)			11,132	182,231

Wells Fargo & Co.			21,882	1,150,118

Westpac Banking Corp. (Australia)			35,093	1,121,121

				92,598,138
Basic materials (3.4%)

Aceto Corp.			7,668	139,098

Amcor, Ltd. (Australia)			73,403	721,916

Andersons, Inc. (The)			3,907	201,523

Antofagasta PLC (United Kingdom)			48,211	629,538

ArcelorMittal SA (France)			60,935	903,637

Assa Abloy AB Class B (Sweden)			4,595	233,823

Axiall Corp.			10,435	493,262

BASF SE (Germany)			15,078	1,755,556

BHP Billiton PLC (United Kingdom)			30,779	995,297

BHP Billiton, Ltd. (Australia)			39,622	1,341,280

Buzzi Unicem SpA (Italy)			3,757	63,225

Cambrex Corp.(NON)			27,194	562,916

Cemex Latam Holdings SA (Colombia)(NON)			40,541	397,313

Cemex SAB de CV ADR (Mexico)			28,597	378,338

Chemtura Corp.(NON)			27,565	720,273

China National Building Material Co., Ltd. (China)			240,000	211,499

China Singyes Solar Technologies Holdings, Ltd. (China)			170,000	286,463

Compagnie de Saint-Gobain (France)			3,217	181,510

Domtar Corp. (Canada)			4,278	183,312

Dow Chemical Co. (The)			227,300	11,696,858

EMS-Chemie Holding AG (Switzerland)			1,812	723,329

Fortescue Metals Group, Ltd. (Australia)			28,942	118,715

Glencore Xstrata PLC (United Kingdom)			239,232	1,332,872

Glencore Xstrata PLC (United Kingdom)			57,658	321,497

Hi-Crush Partners LP (Units)			8,618	564,996

Hitachi Metals, Ltd. (Japan)			119,000	1,801,945

Holcim, Ltd. (Switzerland)			10,187	895,441

Horsehead Holding Corp.(NON)			29,079	530,983

Innophos Holdings, Inc.			5,941	342,023

Innospec, Inc.			7,381	318,638

KapStone Paper and Packaging Corp.(NON)			13,330	441,623

Koninklijke Boskalis Westminster NV (Netherlands)			16,035	919,658

Kraton Performance Polymers, Inc.(NON)			8,023	179,635

L.B. Foster Co. Class A			5,889	318,713

Landec Corp.(NON)			48,641	607,526

LG Chemical, Ltd. (South Korea)			2,701	790,172

Limoneira Co.			5,054	111,036

LSB Industries, Inc.(NON)			12,930	538,793

LyondellBasell Industries NV Class A			72,198	7,050,135

Mexichem SAB de CV (Mexico)			70,295	291,182

Minerals Technologies, Inc.			3,285	215,430

Mining and Metallurgical Co. GMK Norilsk Nickel OJSC ADR (Russia)			19,533	386,949

Monsanto Co.			2,300	286,902

Mota-Engil Africa (Rights) (Portugal)(F)(NON)			98,989	50,830

Mota-Engil SGPS SA (Portugal)			118,499	928,131

NN, Inc.			21,895	560,074

Olin Corp.			12,380	333,270

OM Group, Inc.			7,169	232,491

Packaging Corp. of America			17,300	1,236,777

PTT Global Chemical PCL (Thailand)			161,800	336,512

Rayonier Advanced Materials, Inc.(NON)			7,400	286,750

Reliance Steel & Aluminum Co.			14,500	1,068,795

Rio Tinto PLC (United Kingdom)			16,025	852,512

S&W Seed Co.(NON)(S)			18,314	118,858

Sherwin-Williams Co. (The)			32,800	6,786,648

Siam Cement PCL (The) NVDR (Thailand)			26,600	370,458

Solvay SA (Belgium)			2,158	371,437

Sumitomo Metal Mining Co., Ltd. (Japan)			54,000	876,857

Sung Kwang Bend Co., Ltd. (South Korea)			13,823	276,651

Syngenta AG (Switzerland)			2,804	1,044,386

Trex Co., Inc.(NON)			11,362	327,453

Tronox, Ltd. Class A			10,959	294,797

U.S. Silica Holdings, Inc.			15,846	878,502

UPL, Ltd. (India)			52,470	297,878

UPM-Kymmene OYJ (Finland)			54,382	929,327

Vale SA ADR (Brazil)			17,636	233,324

Vale SA ADR (Preference) (Brazil)			12,085	143,812

Veidekke ASA (Norway)			19,097	214,823

voestalpine AG (Austria)			30,701	1,461,062

Wacker Chemie AG (Germany)			1,172	135,334

Wendel SA (France)			7,075	1,013,344

Zep, Inc.			16,454	290,578

				63,136,501
Capital goods (4.7%)

ABB, Ltd. (Switzerland)			47,961	1,104,379

Airbus Group NV (France)			15,312	1,026,112

Alfa Laval AB (Sweden)			50,083	1,290,762

Alliant Techsystems, Inc.			4,094	548,268

Alstom SA (France)			3,547	129,315

Altra Industrial Motion Corp.			15,876	577,728

Astronics Corp.(NON)			4,201	237,146

AviChina Industry & Technology Co., Ltd. (China)			344,000	194,405

AZZ, Inc.			7,336	338,043

Ball Corp.			26,200	1,642,216

Canadian Solar, Inc. (Canada)(NON)			6,754	211,130

Canon, Inc. (Japan)			50	1,627

Caterpillar, Inc.			55,200	5,998,584

Chase Corp.			8,822	301,183

China Railway Group, Ltd. (China)			888,000	434,238

Coway Co., Ltd. (South Korea)			10,413	871,695

Crown Holdings, Inc.(NON)			128,300	6,384,208

Cummins, Inc.			43,152	6,657,922

Daikin Industries, Ltd. (Japan)			4,400	277,625

Douglas Dynamics, Inc.			14,173	249,728

DXP Enterprises, Inc.(NON)			2,974	224,656

Embraer SA ADR (Brazil)			12,532	456,541

Faurecia (France)			7,041	265,713

Franklin Electric Co., Inc.			6,837	275,736

Gaztransport Et Technigaz SA (France)			3,094	201,705

Generac Holdings, Inc.(NON)			9,197	448,262

Greenbrier Cos., Inc. (The)(NON)			19,735	1,136,736

HD Supply Holdings, Inc.(NON)			7,926	225,019

HEICO Corp.			1,873	97,284

Hitachi, Ltd. (Japan)			17,000	124,515

Hota Industrial Manufacturing Co., Ltd. (Taiwan)			189,000	335,488

Hyster-Yale Materials Holdings, Inc.			3,282	290,588

Hyundai Mobis Co., Ltd. (South Korea)			2,287	641,933

IDEX Corp.			31,500	2,543,310

IHI Corp. (Japan)			208,000	969,113

II-VI, Inc.(NON)			26,075	377,045

IMI PLC (United Kingdom)			47,678	1,213,334

Ingersoll-Rand PLC			43,100	2,694,181

JGC Corp. (Japan)			29,000	881,121

Joy Global, Inc.			38,200	2,352,356

Kadant, Inc.			8,966	344,743

Kangda International Environmental Co., Ltd. 144A (China)(NON)			164,000	59,249

Leggett & Platt, Inc.			49,600	1,700,288

Lextar Electronics Corp. (Taiwan)			316,000	319,620

Miller Industries, Inc.			10,911	224,548

MSA Safety, Inc.			3,631	208,710

Northrop Grumman Corp.			61,400	7,345,282

NSK, Ltd. (Japan)			25,000	325,009

Orbital Sciences Corp.(NON)			16,418	485,152

OSRAM Licht AG (Germany)(NON)			13,616	686,766

Polypore International, Inc.(NON)			2,238	106,820

Raytheon Co.			118,379	10,920,463

Rheinmetall AG (Germany)			4,435	313,966

Roper Industries, Inc.			44,500	6,497,445

Safran SA (France)			9,443	618,262

Schneider Electric SA (France)			1,668	157,025

Singapore Technologies Engineering, Ltd. (Singapore)			281,000	856,364

SMC Corp. (Japan)			500	133,804

Sound Global, Ltd. (China)(NON)(S)			401,000	376,144

Standard Motor Products, Inc.			15,482	691,581

Standex International Corp.			4,240	315,795

Stoneridge, Inc.(NON)			24,331	260,828

Tenneco, Inc.(NON)			3,928	258,070

THK Co., Ltd. (Japan)			33,900	799,104

Tower International, Inc.(NON)			17,564	647,058

TriMas Corp.(NON)			20,570	784,334

Trinseo SA(NON)			4,205	87,464

Vinci SA (France)			29,319	2,192,000

WABCO Holdings, Inc.(NON)			57,200	6,110,104

Zodiac Aerospace (France)			18,505	626,378

				88,683,326
Communication services (2.4%)

Allot Communications, Ltd. (Israel)(NON)			8,154	106,410

Arris Group, Inc.(NON)			4,848	157,705

Aruba Networks, Inc.(NON)			5,302	92,891

BT Group PLC (United Kingdom)			209,882	1,382,530

CalAmp Corp.(NON)			15,711	340,300

Com Hem Holding AB (Sweden)(NON)			20,088	189,409

Comcast Corp. Class A			249,831	13,410,928

Deutsche Telekom AG (Germany)			67,902	1,190,121

EchoStar Corp. Class A(NON)			21,818	1,155,045

Frontier Communications Corp.			58,220	340,005

HSN, Inc.			2,542	150,588

IDT Corp. Class B			9,009	156,937

Inteliquent, Inc.			13,175	182,737

Iridium Communications, Inc.(NON)			23,452	198,404

KDDI Corp. (Japan)			2,600	158,584

Liberty Global PLC Ser. C (United Kingdom)			4,600	194,626

Loral Space & Communications, Inc.(NON)			4,297	312,349

MTN Group, Ltd. (South Africa)			48,270	1,016,643

NTT DoCoMo, Inc. (Japan)			55,800	954,006

Numericable Group SA (France)(NON)(S)			3,169	188,760

Orange (France)			59,885	945,056

Quebecor, Inc. Class B (Canada)			10,000	241,976

Ruckus Wireless, Inc.(NON)			13,719	163,393

ShoreTel, Inc.(NON)			14,715	95,942

Tele2 AB Class B (Sweden)			31,760	374,092

Telecom Corp. of New Zealand, Ltd. (New Zealand)			82,093	192,629

Telecom Italia SpA RSP (Italy)			429,821	424,642

Telefonica SA (Spain)			56,794	973,656

Telenor ASA (Norway)			36,984	842,320

Telstra Corp., Ltd. (Australia)			265,152	1,302,630

Ubiquiti Networks, Inc.(NON)(S)			8,639	390,396

USA Mobility, Inc.			12,661	194,979

Verizon Communications, Inc.			326,215	15,961,700

Vodafone Group PLC (United Kingdom)			290,130	968,230

Ziggo NV (Netherlands)			7,938	367,063

				45,317,682
Conglomerates (0.8%)

AMETEK, Inc.			65,454	3,421,935

Danaher Corp.			99,954	7,869,378

Exor SpA (Italy)			14,495	595,242

Marubeni Corp. (Japan)			45,000	329,155

Mitsubishi Corp. (Japan)			27,800	578,200

Siemens AG (Germany)			22,160	2,926,649

Vivendi SA (France)			6,387	156,286

				15,876,845
Consumer cyclicals (7.4%)

Adidas AG (Germany)			6,867	695,539

ADT Corp. (The)			64,041	2,237,593

ANN, Inc.(NON)			11,763	483,930

Ascena Retail Group, Inc.(NON)			10,190	174,249

Ascent Capital Group, Inc. Class A(NON)			1,266	83,569

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			31,759	454,880

Babcock International Group PLC (United Kingdom)			46,302	920,783

Baoxin Auto Group, Ltd. (China)			341,500	288,167

Bayerische Motoren Werke (BMW) AG (Germany)			8,612	1,092,213

Big Lots, Inc.(NON)			10,308	471,076

Blyth, Inc.(S)			7,753	60,318

Brown Shoe Co., Inc.			6,151	175,980

Bureau Veritas SA (France)			26,885	746,212

CaesarStone Sdot-Yam, Ltd. (Israel)			3,546	174,038

Carmike Cinemas, Inc.(NON)			5,787	203,297

Century Casinos, Inc.(NON)			22,717	131,531

China ZhengTong Auto Services Holdings, Ltd. (China)			1,073,000	600,849

CJ CGV Co., Ltd. (South Korea)			8,038	383,708

Compagnie Financiere Richemont SA (Switzerland)			13,025	1,366,685

Compagnie Financiere Richemont SA ADR (Switzerland)			21,335	224,424

Compass Group PLC (United Kingdom)			93,801	1,632,600

Continental AG (Germany)			9,192	2,129,025

Conversant, Inc.(NON)			12,149	308,585

Cooper Tire & Rubber Co.			17,662	529,860

Corporate Executive Board Co. (The)			2,597	177,167

Crocs, Inc.(NON)			5,595	84,093

Daimler AG (Registered Shares) (Germany)			8,192	767,264

Dalata Hotel Group, Ltd. (Ireland)(NON)			32,925	135,054

Deckers Outdoor Corp.(NON)			9,018	778,524

Deluxe Corp.			15,109	885,085

Demand Media, Inc.(NON)			15,158	73,062

Denso Corp. (Japan)			14,100	672,953

Destination Maternity Corp.			17,039	387,978

Ennis, Inc.			13,395	204,408

Expedia, Inc.			29,298	2,307,510

Experian PLC (United Kingdom)			55,309	935,199

First Cash Financial Services, Inc. (Mexico)(NON)			5,400	310,986

Fuji Heavy Industries, Ltd. (Japan)			59,300	1,641,938

G&K Services, Inc. Class A			5,587	290,915

GameStop Corp. Class A			43,700	1,768,539

Gap, Inc. (The)			65,600	2,726,992

General Motors Co.			60,800	2,207,040

Genesco, Inc.(NON)			4,238	348,067

Global Mediacom Tbk PT (Indonesia)			4,119,500	738,417

Grana y Montero SA ADR (Peru)			10,318	186,137

Grand Korea Leisure Co., Ltd. (South Korea)			9,930	408,270

Green Dot Corp. Class A(NON)			9,175	174,142

Haier Electronics Group Co., Ltd. (China)			54,000	141,089

Hana Tour Service, Inc. (South Korea)			3,447	230,981

Hanesbrands, Inc.			27,800	2,736,632

Harbinger Group, Inc.(NON)			43,855	556,959

Harley-Davidson, Inc.			70,700	4,938,395

Hilton Worldwide Holdings, Inc.(NON)			234,800	5,470,840

Hino Motors, Ltd. (Japan)			69,000	950,151

Home Depot, Inc. (The)			149,781	12,126,270

Home Inns & Hotels Management, Inc. ADR (China)(NON)			10,585	362,325

Hyundai Motor Co. (South Korea)			4,064	921,811

ITV PLC (United Kingdom)			380,752	1,161,185

KAR Auction Services, Inc.			25,950	827,027

Kimberly-Clark Corp.			115,400	12,834,788

Kingfisher PLC (United Kingdom)			28,358	174,229

Kolao Holdings (South Korea)			13,471	305,554

La-Z-Boy, Inc.			6,350	147,130

Lenta, Ltd. 144A GDR (Russia)(NON)			39,942	515,252

Lions Gate Entertainment Corp.			16,055	458,852

Lowe's Cos., Inc.			141,027	6,767,886

Lumber Liquidators Holdings, Inc.(NON)			1,566	118,938

Luxottica Group SpA (Italy)			4,203	243,271

Macy's, Inc.			76,303	4,427,100

Magazine Luiza SA (Brazil)			88,000	366,019

Marcus Corp.			19,455	355,054

MasterCard, Inc. Class A			9,100	668,577

MAXIMUS, Inc.			3,557	153,022

Mediaset SpA (Italy)(NON)			56,346	274,670

Melco Crown Entertainment, Ltd. ADR (Hong Kong)			17,857	637,673

MGM China Holdings, Ltd. (Hong Kong)			300,000	1,041,237

Moncler SpA (Italy)			4,450	73,791

Namco Bandai Holdings, Inc. (Japan)			64,200	1,503,207

Naspers, Ltd. Class N (South Africa)			5,677	668,322

National CineMedia, Inc.			22,750	398,353

Next PLC (United Kingdom)			17,554	1,945,214

Nissan Motor Co., Ltd. (Japan)			38,900	369,013

Nu Skin Enterprises, Inc. Class A			2,563	189,559

Omnicom Group, Inc.			62,600	4,458,372

Panasonic Corp. (Japan)			130,000	1,583,535

Paradise Entertainment, Ltd. (Hong Kong)(NON)			432,000	283,712

Penn National Gaming, Inc.(NON)			30,824	374,203

Pitney Bowes, Inc.			13,538	373,920

Priceline Group, Inc. (The)(NON)			3,061	3,682,383

Puregold Price Club, Inc. (Philippines)			610,500	607,003

Randstad Holding NV (Netherlands)			6,061	328,570

Remy International, Inc.			9,053	211,388

Renault SA (France)			11,914	1,077,203

Scripps Networks Interactive Class A			30,200	2,450,428

Sega Sammy Holdings, Inc. (Japan)			21,600	424,943

Select Comfort Corp.(NON)			12,659	261,535

Serco Group PLC (United Kingdom)			38,106	238,359

Sinclair Broadcast Group, Inc. Class A			5,990	208,153

SJM Holdings, Ltd. (Hong Kong)			279,000	699,084

Sonic Automotive, Inc. Class A			14,808	395,077

Sotheby's Class A			10,428	437,872

Sports Direct International PLC (United Kingdom)(NON)			22,621	273,511

Steven Madden, Ltd.(NON)			4,756	163,131

Sun TV Network, Ltd. (India)			84,127	641,950

Suzuki Motor Corp. (Japan)			49,000	1,534,742

Swatch Group AG (The) (Switzerland)			1,344	811,583

Thomas Cook Group PLC (United Kingdom)(NON)			123,704	282,629

TiVo, Inc.(NON)			60,075	775,568

Toyota Motor Corp. (Japan)			39,200	2,354,206

TUI Travel PLC (United Kingdom)			88,490	602,738

TVN SA (Poland)			46,345	236,540

Vail Resorts, Inc.			1,969	151,967

Valeo SA (France)			10,033	1,347,579

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)			25,694	445,153

Viacom, Inc. Class B			89,200	7,736,316

VOXX International Corp.(NON)			28,784	270,857

WH Smith PLC (United Kingdom)			7,845	143,657

Wirecard AG (Germany)			3,808	164,407

World Fuel Services Corp.			11,104	546,650

WPP PLC (United Kingdom)			36,716	800,528

Wyndham Worldwide Corp.			33,247	2,517,463

				138,736,142
Consumer finance (1.3%)

Discover Financial Services			133,700	8,286,726

Encore Capital Group, Inc.(NON)			11,368	516,335

Federal Agricultural Mortgage Corp. Class C			7,828	243,294

Housing Development Finance Corp., Ltd. (HDFC) (India)			41,427	683,654

MicroFinancial, Inc.			12,493	96,571

Nelnet, Inc. Class A			10,053	416,496

Ocwen Financial Corp.(NON)			5,961	221,153

Performant Financial Corp.(NON)			21,472	216,867

PHH Corp.(NON)			9,005	206,935

Portfolio Recovery Associates, Inc.(NON)			10,913	649,651

Santander Consumer USA Holdings, Inc.			47,700	927,288

Visa, Inc. Class A			53,300	11,230,843

				23,695,813
Consumer staples (4.8%)

Anheuser-Busch InBev NV (Belgium)			20,560	2,362,021

Associated British Foods PLC (United Kingdom)			31,489	1,643,114

Barrett Business Services, Inc.			4,223	198,481

Barry Callebaut AG (Switzerland)			285	387,263

Beacon Roofing Supply, Inc.(NON)			2,307	76,408

Bigfoot GmbH (acquired 8/2/13, cost $43,964) (Private) (Brazil)(F)(RES)(NON)			2	29,467

Blue Nile, Inc.(NON)			3,873	108,444

Boulder Brands, Inc.(NON)			4,923	69,808

Bright Horizons Family Solutions, Inc.(NON)			7,971	342,275

British American Tobacco (BAT) PLC (United Kingdom)			19,505	1,160,986

Calbee, Inc. (Japan)			41,600	1,147,331

Carrefour SA (France)			28,341	1,045,470

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)			72,000	4,645

Chegg, Inc.(NON)			24,704	173,916

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference) (Brazil)			14,346	664,650

Colgate-Palmolive Co.			34,300	2,338,574

Core-Mark Holding Co., Inc.			8,902	406,198

Coty, Inc. Class A			25,959	444,678

CVS Caremark Corp.			192,638	14,519,126

Daesang Corp. (South Korea)			6,115	277,707

Diageo PLC (United Kingdom)			27,409	875,299

Distribuidora Internacional de Alimentacion SA (Spain)			80,247	738,848

Dr. Pepper Snapple Group, Inc.			107,300	6,285,634

Estacio Participacoes SA (Brazil)			41,300	546,741

Fourlis Holdings SA (Greece)(NON)			44,022	321,289

Genuine Parts Co.			55,200	4,846,560

Geo Group, Inc. (The)(R)			3,715	132,737

Grand Canyon Education, Inc.(NON)			2,798	128,624

Grape King Bio, Ltd. (Taiwan)			70,000	316,498

Heineken Holding NV (Netherlands)			14,024	922,035

Henkel AG & Co. KGaA (Preference) (Germany)			5,637	651,694

ITOCHU Corp. (Japan)			10,700	137,414

ITT Educational Services, Inc.(NON)(S)			28,049	468,138

Japan Tobacco, Inc. (Japan)			31,400	1,144,664

JBS SA (Brazil)			139,322	479,225

Kao Corp. (Japan)			28,400	1,117,722

Kerry Group PLC Class A (Ireland)			9,352	702,392

Kforce, Inc.			17,972	389,094

Koninklijke Ahold NV (Netherlands)			65,669	1,232,811

Korn/Ferry International(NON)			9,711	285,212

Krispy Kreme Doughnuts, Inc.(NON)			13,060	208,699

Kroton Educacional SA (Brazil)			13,499	378,546

L'Oreal SA (France)			5,290	911,607

Magnit OJSC (Russia)			1,526	397,046

ManpowerGroup, Inc.			52,200	4,429,170

MEIJI Holdings Co., Ltd. (Japan)			15,200	1,006,782

Mondelez International, Inc. Class A			257,100	9,669,531

MWI Veterinary Supply, Inc.(NON)			2,182	309,822

NACCO Industries, Inc. Class A			1,641	83,035

Nestle SA (Switzerland)			51,988	4,027,487

New Oriental Education & Technology Group, Inc. ADR (China)			11,900	316,183

Nutraceutical International Corp.(NON)			6,285	149,960

On Assignment, Inc.(NON)			14,573	518,362

Overstock.com, Inc.(NON)			3,526	55,605

Papa John's International, Inc.			8,893	376,974

Philip Morris International, Inc.			144,400	12,174,364

Popeyes Louisiana Kitchen, Inc.(NON)			7,134	311,827

Reckitt Benckiser Group PLC (United Kingdom)			9,661	843,226

Red Robin Gourmet Burgers, Inc.(NON)			2,454	174,725

RetailMeNot, Inc.(NON)			9,686	257,744

SABMiller PLC (United Kingdom)			13,402	777,078

Seven & I Holdings Co., Ltd. (Japan)			3,400	143,243

Shutterfly, Inc.(NON)			1,972	84,914

SpartanNash Co.			8,935	187,724

TrueBlue, Inc.(NON)			35,945	991,004

Ulker Biskuvi Sanayi AS (Turkey)			32,891	275,567

Unilever NV ADR (Netherlands)			21,290	931,565

Unilever PLC (United Kingdom)			16,516	749,318

United Natural Foods, Inc.(NON)			2,718	176,942

USANA Health Sciences, Inc.(NON)			2,202	172,064

WM Morrison Supermarkets PLC (United Kingdom)			16,466	51,682

Wolseley PLC (United Kingdom)			4,068	222,992

Woolworths, Ltd. (Australia)			16,521	548,674

Zalando AG (acquired 9/30/13, cost $89,678) (Private) (Germany)(F)(RES)(NON)			4	89,423

				91,126,078
Energy (5.1%)

Aker Solutions ASA (Norway)			10,164	176,640

AMEC PLC (United Kingdom)			56,594	1,176,788

Baker Hughes, Inc.			67,200	5,003,040

Beijing Jingneng Clean Energy Co., Ltd. (China)			322,000	143,750

BG Group PLC (United Kingdom)			65,560	1,385,662

BP PLC (United Kingdom)			290,647	2,561,181

Cabot Oil & Gas Corp.			67,400	2,301,036

Callon Petroleum Co.(NON)			53,961	628,646

China Petroleum & Chemical Corp. (China)			484,000	461,494

Delek US Holdings, Inc.			18,297	516,524

Dril-Quip, Inc.(NON)			9,400	1,026,856

EnCana Corp. (Canada)			16,300	386,171

EOG Resources, Inc.			76,400	8,928,104

Exxon Mobil Corp.			159,135	16,021,712

Ezion Holdings, Ltd. (Singapore)			464,400	774,683

FutureFuel Corp.			28,875	479,036

Genel Energy PLC (United Kingdom)(NON)			11,443	198,773

Gulfport Energy Corp.(NON)			3,450	216,660

Halliburton Co.			107,000	7,598,070

Key Energy Services, Inc.(NON)			40,807	372,976

Kodiak Oil & Gas Corp.(NON)			21,210	308,606

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			12,473	1,247

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,473	1,247

Lukoil OAO ADR (Russia)			19,310	1,153,000

Oceaneering International, Inc.			20,164	1,575,413

Oil & Natural Gas Corp., Ltd. (India)			81,018	572,292

Oil States International, Inc.(NON)			11,900	762,671

Petroleo Brasileiro SA ADR (Preference) (Brazil)			23,838	372,826

Rosetta Resources, Inc.(NON)			3,961	217,261

Rosneft OAO GDR (Russia)			55,487	405,887

Royal Dutch Shell PLC Class A (United Kingdom)			55,671	2,304,234

Royal Dutch Shell PLC Class A (United Kingdom)			29,652	1,227,819

Royal Dutch Shell PLC Class B (United Kingdom)			42,981	1,870,204

Schlumberger, Ltd.			155,537	18,345,589

SPT Energy Group, Inc. (China)			1,064,000	560,116

Statoil ASA (Norway)			56,927	1,748,502

Stone Energy Corp.(NON)			10,218	478,100

Suncor Energy, Inc. (Canada)			12,000	511,691

Superior Energy Services, Inc.			173,900	6,284,746

Total SA (France)			30,928	2,235,218

Unit Corp.(NON)			4,877	335,684

Vaalco Energy, Inc.(NON)			28,509	206,120

W&T Offshore, Inc.			8,894	145,595

Woodside Petroleum, Ltd. (Australia)			22,752	881,115

WPX Energy, Inc.(NON)			123,200	2,945,712

				95,808,697
Financial (0.6%)

Carlyle Group LP (The)			7,009	238,026

Credit Acceptance Corp.(NON)			2,069	254,694

Eurazeo SA (France)			1,203	100,072

HSBC Holdings PLC (United Kingdom)			286,311	2,905,166

KKR & Co. LP			9,700	236,001

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			184,500	1,130,986

Morgan Stanley			188,600	6,097,438

WageWorks, Inc.(NON)			6,665	321,320

				11,283,703
Health care (7.8%)

AbbVie, Inc.			146,300	8,257,172

ACADIA Pharmaceuticals, Inc.(NON)			7,678	173,446

Accuray, Inc.(NON)(S)			20,943	184,298

Actavis PLC(NON)			1,800	401,490

Actelion, Ltd. (Switzerland)			17,351	2,195,289

Aegerion Pharmaceuticals, Inc.(NON)			6,015	193,021

Aetna, Inc.			86,400	7,005,312

Alere, Inc.(NON)			11,714	438,338

Align Technology, Inc.(NON)			3,606	202,080

Alkermes PLC(NON)			6,406	322,414

AMAG Pharmaceuticals, Inc.(NON)			1,480	30,666

Amedisys, Inc.(NON)			9,851	164,906

AmSurg Corp.(NON)			7,237	329,790

Antares Pharma, Inc.(NON)(S)			37,701	100,662

Ariad Pharmaceuticals, Inc.(NON)(S)			45,921	292,517

Array BioPharma, Inc.(NON)			21,612	98,551

Asaleo Care, Ltd. (Australia)(NON)			122,845	194,026

Aspen Pharmacare Holdings, Ltd. (South Africa)			11,735	329,805

Astellas Pharma, Inc. (Japan)			61,300	805,393

AstraZeneca PLC (United Kingdom)			37,084	2,754,722

AtriCure, Inc.(NON)			9,439	173,489

Auxilium Pharmaceuticals, Inc.(NON)(S)			7,496	150,370

Bayer AG (Germany)			17,702	2,500,289

Biospecifics Technologies Corp.(NON)			4,031	108,676

Cardinal Health, Inc.			78,500	5,381,960

Celgene Corp.(NON)			96,336	8,273,336

Celldex Therapeutics, Inc.(NON)			3,110	50,755

Centene Corp.(NON)			2,047	154,774

Charles River Laboratories International, Inc.(NON)			21,100	1,129,272

Chemed Corp.			7,855	736,171

Coloplast A/S Class B (Denmark)			19,968	1,805,788

Community Health Systems, Inc.(NON)			10,664	483,826

Computer Programs & Systems, Inc.			1,744	110,918

Conatus Pharmaceuticals, Inc.(NON)(S)			3,065	27,922

Conmed Corp.			14,609	644,987

Cubist Pharmaceuticals, Inc.(NON)			9,463	660,707

Cyberonics, Inc.(NON)			1,344	83,946

DexCom, Inc.(NON)			4,198	166,493

Eli Lilly & Co.			69,747	4,336,171

Enanta Pharmaceuticals, Inc.(NON)			2,990	128,779

Gilead Sciences, Inc.(NON)			44,100	3,656,331

GlaxoSmithKline PLC (United Kingdom)			79,727	2,133,996

Glenmark Pharmaceuticals, Ltd. (India)			44,308	419,985

Globus Medical, Inc. Class A(NON)			9,250	221,260

Greatbatch, Inc.(NON)			17,917	879,008

Grifols SA ADR (Spain)			9,805	431,910

Hanger, Inc.(NON)			11,512	362,052

Health Net, Inc.(NON)			25,393	1,054,825

HealthSouth Corp.			2,408	86,375

Henry Schein, Inc.(NON)			30,600	3,631,302

Hill-Rom Holdings, Inc.			10,439	433,323

Hisamitsu Pharmaceutical Co., Inc. (Japan)			12,700	567,899

Impax Laboratories, Inc.(NON)			13,707	411,073

Insulet Corp.(NON)			6,584	261,187

Insys Therapeutics, Inc.(NON)(S)			12,822	400,431

InterMune, Inc.(NON)			10,600	467,990

Intuitive Surgical, Inc.(NON)			8,700	3,582,660

Isis Pharmaceuticals, Inc.(NON)			3,371	116,131

Jazz Pharmaceuticals PLC(NON)			12,552	1,845,270

Johnson & Johnson			178,282	18,651,863

Kindred Healthcare, Inc.			13,660	315,546

McKesson Corp.			50,851	9,468,965

MedAssets, Inc.(NON)			19,231	439,236

Medicines Co. (The)(NON)			15,223	442,380

Medidata Solutions, Inc.(NON)			3,182	136,221

Merck & Co., Inc.			7,771	449,552

Merrimack Pharmaceuticals, Inc.(NON)(S)			31,630	230,583

Mettler-Toledo International, Inc.(NON)			5,200	1,316,536

Microport Scientific Corp. (China)			347,000	223,859

Myriad Genetics, Inc.(NON)(S)			24,700	961,324

Nanosphere, Inc.(NON)			51,327	81,097

Nektar Therapeutics(NON)			14,881	190,774

NewLink Genetics Corp.(NON)			2,789	74,048

Novartis AG (Switzerland)			20,421	1,849,128

Novo Nordisk A/S Class B (Denmark)			27,521	1,266,658

NPS Pharmaceuticals, Inc.(NON)			7,384	244,041

NxStage Medical, Inc.(NON)			9,968	143,240

Omega Healthcare Investors, Inc.(R)			5,838	215,189

OraSure Technologies, Inc.(NON)			75,963	654,041

Pfizer, Inc.			455,581	13,521,644

Prestige Brands Holdings, Inc.(NON)			10,930	370,418

Providence Service Corp. (The)(NON)			11,845	433,409

Questcor Pharmaceuticals, Inc.			3,314	306,512

Receptos, Inc.(NON)			4,190	178,494

Repligen Corp.(NON)			10,167	231,706

Retrophin, Inc.(NON)			8,864	104,063

Roche Holding AG-Genusschein (Switzerland)			8,478	2,528,677

Sanofi (France)			28,559	3,033,832

Sequenom, Inc.(NON)(S)			33,416	129,320

Shire PLC (United Kingdom)			18,351	1,435,250

SIGA Technologies, Inc.(NON)(S)			46,940	132,371

Spectranetics Corp. (The)(NON)			7,401	169,335

STAAR Surgical Co.(NON)			26,454	444,427

Steris Corp.			4,651	248,735

Sucampo Pharmaceuticals, Inc. Class A(NON)			14,670	101,223

Sunesis Pharmaceuticals, Inc.(NON)			12,951	84,441

Suzuken Co., Ltd. (Japan)			10,200	379,586

Takeda Pharmaceutical Co., Ltd. (Japan)			9,800	454,570

TESARO, Inc.(NON)			4,150	129,107

Thoratec Corp.(NON)			3,873	135,013

Threshold Pharmaceuticals, Inc.(NON)			24,106	95,460

Trevena, Inc.(NON)			12,026	67,947

Trinity Biotech PLC ADR (Ireland)			8,158	187,879

Triple-S Management Corp. Class B (Puerto Rico)(NON)			5,672	101,699

United Therapeutics Corp.(NON)			37,100	3,282,979

WellCare Health Plans, Inc.(NON)			9,110	680,153

WellPoint, Inc.			68,700	7,392,807

WuXi pharmaTech Cayman, Inc. ADR (China)(NON)			11,960	393,006

				146,653,879
Insurance (2.5%)

ACE, Ltd.			3,396	352,165

Admiral Group PLC (United Kingdom)			9,725	257,806

Ageas (Belgium)			27,435	1,094,507

AIA Group, Ltd. (Hong Kong)			417,600	2,098,668

Alleghany Corp.(NON)			7,600	3,329,712

Allianz SE (Germany)			9,994	1,665,439

Allied World Assurance Co. Holdings AG			16,734	636,227

American Equity Investment Life Holding Co.			20,215	497,289

American International Group, Inc.			8,200	447,556

Amtrust Financial Services, Inc.			10,792	451,214

Aon PLC			99,542	8,967,739

Assicurazioni Generali SpA (Italy)			58,508	1,282,641

AXA SA (France)			48,674	1,163,364

BB Seguridade Participacoes SA (Brazil)			26,400	387,606

Berkshire Hathaway, Inc. Class B(NON)			7,168	907,182

Cathay Financial Holding Co., Ltd. (Taiwan)			418,599	654,017

Challenger, Ltd. (Australia)			100,981	708,437

China Life Insurance Co., Ltd. Class H (China)			258,000	675,759

China Pacific Insurance (Group) Co., Ltd. (China)			147,600	520,858

Chubb Corp. (The)			73,100	6,737,627

CNO Financial Group, Inc.			21,659	385,530

Genworth Financial, Inc. Class A(NON)			66,435	1,155,969

ING Groep NV GDR (Netherlands)(NON)			66,172	929,652

Insurance Australia Group, Ltd. (Australia)			223,055	1,228,325

Intact Financial Corp. (Canada)			2,700	186,182

Legal & General Group PLC (United Kingdom)			262,070	1,010,934

Liberty Holdings, Ltd. (South Africa)			31,681	387,262

Maiden Holdings, Ltd. (Bermuda)			18,526	223,979

Meritz Fire & Marine Insurance Co., Ltd. (South Korea)			20,250	247,171

MS&AD Insurance Group Holdings (Japan)			3,200	77,295

Muenchener Rueckversicherungs AG (Germany)			3,446	763,943

PartnerRe, Ltd.			29,500	3,221,695

Powszechny Zaklad Ubezpieczen SA (Poland)			2,014	294,284

ProAssurance Corp.			6,955	308,802

Prudential PLC (United Kingdom)			84,710	1,944,084

SCOR SE (France)			6,078	209,064

St James's Place PLC (United Kingdom)			22,251	290,172

Stewart Information Services Corp.			15,200	471,352

Symetra Financial Corp.			18,582	422,555

Third Point Reinsurance, Ltd. (Bermuda)(NON)			19,503	297,616

Tokio Marine Holdings, Inc. (Japan)			3,400	111,829

United Insurance Holdings Corp.			17,966	310,093

				47,313,601
Investment banking/Brokerage (0.9%)

Deutsche Bank AG (Germany)			23,345	821,374

Goldman Sachs Group, Inc. (The)			83,721	14,018,244

Investor AB Class B (Sweden)			26,569	996,902

UBS AG (Switzerland)			66,914	1,227,662

WisdomTree Investments, Inc.(NON)			30,935	382,357

				17,446,539
Real estate (2.7%)

AG Mortgage Investment Trust, Inc.(R)			5,092	96,392

Agree Realty Corp.(R)			8,609	260,250

Arlington Asset Investment Corp. Class A			5,858	160,099

ARMOUR Residential REIT, Inc.(R)			27,307	118,239

Ashford Hospitality Prime, Inc.(R)			6,437	110,459

Ashford Hospitality Trust, Inc.(R)			32,184	371,403

AvalonBay Communities, Inc.(R)			47,005	6,683,641

Bekasi Fajar Industrial Estate Tbk PT (Indonesia)			6,544,100	232,949

Bellway PLC (United Kingdom)			10,673	286,042

Beni Stabili SpA (Italy)(R)(S)			153,121	140,478

CBL & Associates Properties, Inc.(R)			11,539	219,241

CBRE Group, Inc. Class A(NON)			157,200	5,036,688

China Overseas Land & Investment, Ltd. (China)			106,000	257,122

CYS Investments, Inc.(R)			16,544	149,227

Deutsche Wohnen AG (Germany)			41,751	900,422

Dexus Property Group (Australia)(R)			824,023	862,484

Education Realty Trust, Inc.(R)			46,797	502,600

Emaar Properties PJSC (United Arab Emirates)(NON)			82,952	189,944

EPR Properties(R)			4,797	268,008

Essex Property Trust, Inc.(R)			35,600	6,582,796

Federal Realty Investment Trust(R)			14,000	1,692,880

First Industrial Realty Trust(R)			10,326	194,542

Glimcher Realty Trust(R)			20,061	217,261

GPT Group (Australia)(R)			255,025	923,427

Hammerson PLC (United Kingdom)(R)			65,160	646,786

HFF, Inc. Class A			28,495	1,059,729

Hibernia REIT PLC (Ireland)(NON)(R)			419,682	637,884

Hongkong Land Holdings, Ltd. (Hong Kong)			23,000	153,410

Invesco Mortgage Capital, Inc.(R)			8,366	145,234

Investors Real Estate Trust(R)			23,280	214,409

iStar Financial, Inc.(NON)(R)			19,780	296,304

Kilroy Realty Corp.(R)			13,600	847,008

KWG Property Holding, Ltd. (China)			348,000	198,911

Lexington Realty Trust(R)			46,132	507,913

LTC Properties, Inc.(R)			12,178	475,429

MFA Financial, Inc.(R)			27,453	225,389

Mitsubishi Estate Co., Ltd. (Japan)			12,000	296,254

Mitsui Fudosan Co., Ltd. (Japan)			8,000	269,760

National Health Investors, Inc.(R)			6,803	425,596

Oberoi Realty, Ltd. (India)			30,521	131,634

One Liberty Properties, Inc.(R)			11,272	240,544

Persimmon PLC (United Kingdom)(NON)			7,648	166,620

PS Business Parks, Inc.(R)			6,561	547,778

Public Storage(R)			38,695	6,630,388

Ramco-Gershenson Properties Trust(R)			13,505	224,453

Rayonier, Inc.(R)			22,200	789,210

Regus PLC (United Kingdom)			137,004	426,029

Robinsons Land Corp. (Philippines)			763,300	412,689

Scentre Group (Australia)(NON)(R)			76,716	231,487

Select Income REIT(R)			8,524	252,651

Shopping Centres Australasia Property Group (Australia)(R)			109,837	178,142

Sovran Self Storage, Inc.(R)			2,100	162,225

Starwood Property Trust, Inc.(R)			6,487	154,196

Starwood Waypoint Residential Trust(NON)(R)			1,297	33,994

Sumitomo Warehouse Co., Ltd. (The) (Japan)			5,000	28,528

Summit Hotel Properties, Inc.(R)			29,443	312,096

Sun Hung Kai Properties, Ltd. (Hong Kong)			7,000	96,008

Surya Semesta Internusa Tbk PT (Indonesia)			7,411,100	428,225

Tokyu Fudosan Holdings Corp. (Japan)			142,000	1,119,964

Two Harbors Investment Corp.(R)			296,100	3,103,128

Universal Health Realty Income Trust(R)			2,851	123,961

Westfield Group (Australia)			61,570	415,110

Wheelock and Co., Ltd. (Hong Kong)			231,000	964,189

				50,029,859
Technology (9.0%)

Activision Blizzard, Inc.			223,000	4,972,900

Acxiom Corp.(NON)			18,700	405,603

Advanced Energy Industries, Inc.(NON)			7,687	147,975

Advanced Semiconductor Engineering, Inc. (Taiwan)			549,000	714,336

Alcatel-Lucent (France)(NON)			89,776	320,602

Amber Road, Inc.(NON)			3,806	61,391

Amdocs, Ltd.			68,500	3,173,605

Anixter International, Inc.			4,852	485,540

AOL, Inc.(NON)			5,144	204,680

Apple, Inc.			217,768	20,237,180

ASML Holding NV (Netherlands)			12,090	1,125,895

Aspen Technology, Inc.(NON)			8,734	405,258

AVG Technologies NV (Netherlands)(NON)			8,884	178,835

Baidu, Inc. ADR (China)(NON)			1,978	369,510

Bottomline Technologies, Inc.(NON)			3,309	99,005

Brightcove, Inc.(NON)			11,692	123,234

Broadcom Corp. Class A			215,474	7,998,395

Brother Industries, Ltd. (Japan)			57,200	990,928

CACI International, Inc. Class A(NON)			6,616	464,509

Casetek Holdings, Ltd. (Taiwan)			58,000	340,914

Cavium, Inc.(NON)			2,659	132,046

Ceva, Inc.(NON)			14,580	215,347

Cirrus Logic, Inc.(NON)			7,654	174,052

COLOPL, Inc. (Japan)(NON)(S)			6,300	172,884

Commvault Systems, Inc.(NON)			3,460	170,128

Computer Sciences Corp.			100,400	6,345,280

Cornerstone OnDemand, Inc.(NON)			6,161	283,529

CSG Systems International, Inc.			3,879	101,281

Dun & Bradstreet Corp. (The)			26,500	2,920,300

eBay, Inc.(NON)			104,100	5,211,246

Electronic Arts, Inc.(NON)			12,300	441,201

EnerSys			11,496	790,810

Engility Holdings, Inc.(NON)			7,492	286,644

Entegris, Inc.(NON)			25,863	355,487

Extreme Networks, Inc.(NON)			38,692	171,792

F5 Networks, Inc.(NON)			46,600	5,193,104

Facebook, Inc. Class A(NON)			92,700	6,237,783

Fairchild Semiconductor International, Inc.(NON)			9,613	149,963

FEI Co.			3,059	277,543

Freescale Semiconductor, Ltd.(NON)			12,289	288,792

GenMark Diagnostics, Inc.(NON)			35,818	484,618

Gentex Corp.			50,100	1,457,409

Google, Inc. Class A(NON)			3,536	2,067,393

Google, Inc. Class C(NON)			292	167,982

GT Advanced Technologies, Inc.(NON)			6,057	112,660

HCL Technologies, Ltd. (India)			22,210	553,967

Hollysys Automation Technologies, Ltd. (China)(NON)			19,004	465,408

HomeAway, Inc.(NON)			4,911	171,001

Hoya Corp. (Japan)			43,900	1,458,639

Iliad SA (France)			1,652	499,355

inContact, Inc.(NON)			13,713	126,022

Inotera Memories, Inc. (Taiwan)(NON)			262,000	476,475

Integrated Silicon Solutions, Inc.(NON)			31,789	469,524

Internet Initiative Japan, Inc. (Japan)			5,800	142,502

IntraLinks Holdings, Inc.(NON)			26,453	235,167

Japan Display, Inc. (Japan)(NON)			24,800	152,269

Konica Minolta Holdings, Inc. (Japan)			141,300	1,396,193

L-3 Communications Holdings, Inc.			26,409	3,188,887

Leidos Holdings, Inc.			52,900	2,028,186

Lexmark International, Inc. Class A			5,444	262,183

Magnachip Semiconductor Corp. (South Korea)(NON)			6,590	92,919

Manhattan Associates, Inc.(NON)			17,906	616,504

Marvell Technology Group, Ltd.			252,100	3,612,593

MeetMe, Inc.(NON)(S)			59,511	161,870

Mellanox Technologies, Ltd. (Israel)(NON)			3,812	132,886

Mentor Graphics Corp.			29,562	637,652

Microsemi Corp.(NON)			6,138	164,253

Microsoft Corp.			43,809	1,826,835

MTS Systems Corp.			2,389	161,879

Naver Corp. (South Korea)			386	318,551

NetApp, Inc.			177,200	6,471,344

Netscout Systems, Inc.(NON)			6,367	282,313

NIC, Inc.			6,784	107,526

Nomura Research Institute, Ltd. (Japan)			22,000	692,759

NTT Data Corp. (Japan)			12,200	468,467

Omnivision Technologies, Inc.(NON)			18,686	410,718

Omron Corp. (Japan)			34,200	1,441,528

Oracle Corp.			390,768	15,837,827

Pegatron Corp. (Taiwan)			391,000	746,433

Perficient, Inc.(NON)			13,717	267,070

Photronics, Inc.(NON)			24,858	213,779

Plantronics, Inc.			2,111	101,434

Power Integrations, Inc.			4,147	238,618

Proofpoint, Inc.(NON)			4,153	155,571

PTC, Inc.(NON)			7,921	307,335

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)			5,738	528,126

Quantum Corp.(NON)			130,465	159,167

Radiant Opto-Electronics Corp. (Taiwan)			116,240	498,316

RF Micro Devices, Inc.(NON)			84,830	813,520

Rockwell Automation, Inc.			27,800	3,479,448

Rovi Corp.(NON)			13,505	323,580

Safeguard Scientifics, Inc.(NON)			8,564	178,046

Samsung Electronics Co., Ltd. (South Korea)			1,639	2,141,488

SanDisk Corp.			19,300	2,015,499

SAP AG (Germany)			6,380	492,718

Sartorius AG (Preference) (Germany)			1,533	184,913

Semiconductor Manufacturing International Corp. (China)(NON)			2,378,000	205,571

Semtech Corp.(NON)			6,518	170,446

Silergy Corp. (Taiwan)(NON)			19,000	177,859

Silicon Image, Inc.(NON)			40,422	203,727

SK Hynix, Inc. (South Korea)(NON)			14,630	702,003

Skyworth Digital Holdings, Ltd. (China)			672,000	320,809

SoftBank Corp. (Japan)			24,700	1,839,120

SolarWinds, Inc.(NON)			11,825	457,155

Sparton Corp.(NON)			9,042	250,825

Splunk, Inc.(NON)			3,200	177,056

SS&C Technologies Holdings, Inc.(NON)			5,435	240,336

Symantec Corp.			235,668	5,396,797

Synaptics, Inc.(NON)			9,206	834,432

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			320,350	1,357,233

Tech Data Corp.(NON)			7,651	478,341

Tencent Holdings, Ltd. (China)			92,100	1,404,601

Toshiba Corp. (Japan)			123,000	574,295

Tyler Technologies, Inc.(NON)			4,311	393,206

Ultimate Software Group, Inc.(NON)			3,026	418,102

Ultra Clean Holdings, Inc.(NON)			39,279	355,475

Unisys Corp.(NON)			10,796	267,093

United Internet AG (Germany)			18,967	835,634

VeriFone Systems, Inc.(NON)			12,286	451,511

Verint Systems, Inc.(NON)			5,364	263,104

VeriSign, Inc.(NON)			104,600	5,105,526

Western Digital Corp.			90,748	8,376,040

Xilinx, Inc.			59,300	2,805,483

XO Group, Inc.(NON)			16,926	206,836

Yandex NV Class A (Russia)(NON)			18,971	676,126

Yelp, Inc.(NON)			2,503	191,930

Zynga, Inc. Class A(NON)			29,374	94,291

				170,169,795
Transportation (1.2%)

Aegean Marine Petroleum Network, Inc. (Greece)			40,847	412,146

Alaska Air Group, Inc.			56,700	5,389,335

Central Japan Railway Co. (Japan)			13,300	1,897,093

ComfortDelgro Corp., Ltd. (Singapore)			443,000	888,203

Copa Holdings SA Class A (Panama)			800	114,056

Delta Air Lines, Inc.			13,377	517,957

Deutsche Lufthansa AG (Germany)			34,714	745,331

Deutsche Post AG (Germany)			25,353	916,846

Diana Shipping, Inc. (Greece)(NON)			17,960	195,584

Hawaiian Holdings, Inc.(NON)			27,804	381,193

International Consolidated Airlines Group SA (Spain)(NON)			181,113	1,148,479

Japan Airlines Co., Ltd. (Japan)(UR)			17,100	945,264

Matson, Inc.			3,889	104,381

Quality Distribution, Inc.(NON)			54,465	809,350

Republic Airways Holdings, Inc.(NON)			21,780	236,095

SkyWest, Inc.			14,579	178,155

Southwest Airlines Co.			205,300	5,514,358

Spirit Airlines, Inc.(NON)			7,288	460,893

StealthGas, Inc. (Greece)(NON)			67,544	749,738

Swift Transportation Co.(NON)			36,738	926,900

Universal Truckload Services, Inc.			1,248	31,649

XPO Logistics, Inc.(NON)			10,724	306,921

Yamato Transport Co., Ltd. (Japan)			32,400	671,315

				23,541,242
Utilities and power (2.4%)

Abengoa Yield PLC (United Kingdom)(NON)			3,845	145,418

Centrica PLC (United Kingdom)			245,711	1,314,514

China Power New Energy Development Co., Ltd. (China)(NON)			7,120,000	440,958

China Resources Gas Group, Ltd. (China)			130,000	409,269

China Resources Power Holdings Co., Ltd. (China)			80,000	227,085

China Water Affairs Group, Ltd. (China)			1,736,000	607,009

China WindPower Group, Ltd. (China)(NON)			7,850,000	627,968

Chubu Electric Power Co., Inc. (Japan)(NON)			15,100	187,660

CMS Energy Corp.			107,373	3,344,669

Edison International			90,500	5,258,955

Enel SpA (Italy)			204,201	1,189,472

ENI SpA (Italy)			57,962	1,585,760

Entergy Corp.			147,924	12,143,081

Kinder Morgan, Inc.			21,700	786,842

Origin Energy, Ltd. (Australia)			28,985	399,585

PG&E Corp.			25,490	1,224,030

Power Grid Corp. of India, Ltd. (India)			115,899	268,237

PPL Corp.			173,200	6,153,796

Red Electrica Corporacion SA (Spain)			19,942	1,824,080

Tenaga Nasional Bhd (Malaysia)			176,200	668,364

Tokyo Gas Co., Ltd. (Japan)			314,000	1,834,934

UGI Corp.			64,500	3,257,250

United Utilities Group PLC (United Kingdom)			72,956	1,101,238

Veolia Environnement SA (France)			22,115	421,375

				45,421,549

Total common stocks (cost $966,541,912)				$1,166,839,389

CORPORATE BONDS AND NOTES (11.7%)(a)
			Principal amount	Value

Basic materials (0.5%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)			$54,000	$56,835

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			40,000	44,165

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)			617,000	789,760

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)			62,000	68,200

Archer Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			871,000	989,401

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			199,000	213,925

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			94,000	94,235

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			255,000	281,138

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			88,000	94,070

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			60,000	63,521

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			57,000	70,210

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			65,000	65,000

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021			98,000	103,390

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			195,000	192,158

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021			265,000	280,470

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			53,000	53,572

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			248,000	259,160

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			115,000	118,306

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			151,000	164,401

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			128,000	134,080

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			11,000	11,798

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			235,000	256,738

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			115,000	138,288

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020			62,000	65,720

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			45,000	45,900

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			115,000	119,600

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			146,000	161,330

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020			59,000	63,868

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			174,000	180,090

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			55,000	50,875

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			227,000	258,496

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			174,000	191,400

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			135,000	173,378

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			19,000	19,473

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			10,000	10,725

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			14,000	15,929

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			6,000	6,715

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			95,000	101,531

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			90,000	93,222

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			225,000	249,750

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			145,000	155,184

PQ Corp. 144A sr. notes 8 3/4s, 2018			185,000	200,263

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			885,000	895,393

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 3 1/2s, 2020 (Australia)			10,000	10,463

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			210,000	227,834

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			180,000	191,700

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			123,000	131,610

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			137,000	154,125

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			115,000	117,300

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)			60,000	69,000

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			14,000	14,998

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			28,000	30,450

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			34,000	36,975

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			17,000	17,595

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)			210,000	234,675

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021			70,000	74,550

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			53,000	54,723

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			28,000	29,750

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023			238,000	238,000

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			355,000	479,665

				9,715,076
Capital goods (0.4%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			431,000	464,403

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			294,000	338,835

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			182,000	199,290

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			53,000	57,571

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			123,000	133,916

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			75,000	75,563

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			76,000	76,428

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			199,000	226,860

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019			132,000	140,910

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			196,000	206,780

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			105,000	118,691

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			90,000	92,700

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			125,000	140,938

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			305,000	340,838

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			885,000	1,012,360

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			300,000	292,200

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			235,000	229,773

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			45,000	27,000

Gates Global LLC/Gates Global Co. 144A sr. unsec. notes 6s, 2022			80,000	80,000

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			150,000	137,258

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			100,000	94,514

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			665,000	924,848

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			85,000	92,650

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			395,000	389,075

Oshkosh Corp. company guaranty sr. unsec. notes 5 3/8s, 2022			90,000	92,700

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018			165,000	179,438

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			65,000	71,612

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			207,000	218,385

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			100,000	110,750

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			100,000	108,750

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			140,000	152,425

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			39,000	42,335

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			227,000	244,593

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			39,000	43,193

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			28,000	28,459

TransDigm, Inc. 144A sr. unsec. sub. notes 6 1/2s, 2024			39,000	40,609

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042			130,000	136,157

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			105,000	111,825

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032			170,000	240,744

				7,715,376
Communication services (1.2%)

Adelphia Communications Corp. escrow bonds zero %, 2014			200,000	1,400

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			140,000	164,895

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	205,663

American Tower Corp. sr. unsec. notes 7s, 2017(R)			210,000	244,389

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			885,000	895,291

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			367,000	427,096

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			56,000	63,595

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			104,000	117,520

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			129,000	137,385

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			76,000	77,520

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. bonds 5 1/8s, 2023			146,000	147,278

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			104,000	113,490

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022			115,000	123,625

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			165,000	173,869

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			154,000	168,245

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			34,000	35,870

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			890,000	1,012,347

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			393,000	529,780

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			35,000	45,343

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			297,000	309,623

Crown Castle International Corp. sr. unsec. unsub. notes 4 7/8s, 2022(R)			81,000	83,633

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			188,000	207,740

CSC Holdings, LLC 144A sr. unsec. notes 5 1/4s, 2024			123,000	121,001

Deutsche Telekom International Finance BV company guaranty 8 3/4s, 2030 (Netherlands)			195,000	285,186

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			125,000	128,600

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			273,000	324,188

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			269,000	306,660

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			42,000	45,045

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			202,000	225,230

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			199,000	227,855

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			130,000	134,706

Intelsat Jackson Holdings SA company guaranty sr. unsec. bonds 6 5/8s, 2022 (Bermuda)			73,000	76,194

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			146,000	159,870

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 8 1/8s, 2023 (Luxembourg)			283,000	305,994

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			703,000	744,301

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			90,000	127,535

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			129,000	144,480

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			31,000	33,829

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			147,000	160,598

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			161,000	172,471

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022			125,000	136,250

Nil International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			155,000	134,075

Numericable Group SA 144A sr. notes 6s, 2022 (France)			400,000	416,100

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			132,000	141,756

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			161,000	173,478

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			112,000	115,080

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			697,000	806,945

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			85,000	99,968

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)			225,000	315,453

SBA Communications Corp. 144A sr. unsec. notes 4 7/8s, 2022			115,000	113,563

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			48,000	50,880

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			222,000	224,410

Sprint Capital Corp. company guaranty 6 7/8s, 2028			675,000	681,750

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			157,000	183,298

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			87,000	95,700

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			339,000	411,038

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			308,000	342,650

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021			504,000	555,660

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			25,000	27,219

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			62,000	67,270

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			202,000	219,170

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			59,000	62,098

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			174,000	185,528

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			280,000	297,500

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			205,000	272,361

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			500,000	501,875

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			150,000	159,317

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			120,000	151,753

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 3.192s, 2018 (Spain)			240,000	250,818

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			19,000	25,559

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			105,000	135,325

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			688,000	1,009,383

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			1,510,000	1,851,848

Verizon Communications, Inc. sr. unsec. unsub. notes 2.55s, 2019			885,000	898,004

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			182,000	187,005

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			1,532,000	1,522,761

West Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			130,000	129,675

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			269,000	302,289

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			269,000	309,686

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			112,000	122,360

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			76,000	77,045

				22,773,243
Consumer cyclicals (1.7%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			240,000	346,027

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 6.2s, 2034			15,000	18,363

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			35,000	37,538

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			871,000	865,754

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			104,000	118,560

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			101,000	105,040

American Media, Inc. 144A notes 13 1/2s, 2018			11,246	11,865

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			62,000	71,610

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			161,000	177,503

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			66,000	72,930

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			213,000	213,266

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			48,000	45,720

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			185,000	195,638

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			87,000	90,062

Building Materials Corp. of America 144A company guaranty sr. notes 7 1/2s, 2020			168,000	178,920

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020			66,000	69,960

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021			73,000	78,658

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			143,000	156,049

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020			131,000	109,058

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			975,000	1,310,187

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			210,000	229,334

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			185,000	191,475

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			123,000	131,610

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			118,000	121,540

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			42,000	42,525

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			409,000	472,395

Ceridian, LLC company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			69,000	69,069

Ceridian, LLC sr. unsec. notes 11 1/4s, 2015			130,000	130,130

Ceridian, LLC/Comdata, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2017			70,000	70,350

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			34,000	34,808

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023			70,000	69,825

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			25,000	27,563

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			193,000	206,510

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			174,000	185,528

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			168,000	181,440

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			560,000	603,400

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			132,000	139,095

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023			179,000	189,740

Dana Holding Corp. sr. unsec. unsub. notes 5 3/8s, 2021			56,000	58,520

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			185,000	198,413

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			250,000	236,111

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019			171,000	195,795

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			395,000	446,926

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)			117,000	119,200

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			259,000	275,511

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			42,000	43,260

First Cash Financial Services, Inc. 144A sr. unsec. notes 6 3/4s, 2021 (Mexico)			84,000	89,460

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			146,000	179,089

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			465,000	722,843

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			205,000	274,070

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			210,000	286,104

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020			480,000	612,293

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020			81,000	83,430

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019			109,000	113,360

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			207,000	217,598

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			463,000	469,945

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			318,000	322,770

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			115,000	118,594

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020			179,000	184,370

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018			281,000	290,133

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			196,000	211,190

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	227,000	226,898

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020			$146,000	133,773

Grupo Televisa SAB sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)			460,000	564,636

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			132,000	142,725

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			170,000	183,446

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			89,000	102,542

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			186,000	205,054

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			188,000	201,160

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			50,000	48,814

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			210,000	214,200

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			90,000	91,013

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			112,000	120,120

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			143,000	152,653

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017			260,000	280,800

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			95,000	97,138

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			425,000	435,625

Johnson Controls, Inc. sr. unsec. notes 4.95s, 2064			250,000	253,254

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			98,000	105,840

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			188,000	213,850

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			73,000	79,023

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			115,000	123,194

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024			85,000	87,975

Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			174,000	187,268

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			206,000	204,970

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019			80,000	81,900

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			380,000	404,700

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			275,000	343,978

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			220,000	233,658

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			178,000	167,393

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019			695,000	719,647

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021			210,000	228,900

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			260,000	266,500

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			95,000	103,313

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			225,000	251,156

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			250,000	260,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			145,000	172,731

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			95,000	111,388

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			140,000	156,100

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			466,616	524,360

Navistar International Corp. sr. notes 8 1/4s, 2021			252,000	263,970

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)			355,000	386,950

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021			120,000	129,300

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			180,000	186,300

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			110,000	118,525

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)			175,000	181,563

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020			65,000	65,488

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			280,000	301,700

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			190,000	209,950

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			55,000	56,229

Owens Corning company guaranty sr. unsec. notes 9s, 2019			79,000	99,337

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021			227,000	214,515

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			137,000	144,193

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018			101,000	108,449

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			87,000	88,740

PulteGroup, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			199,000	229,845

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			101,000	114,130

QVC, Inc. company guaranty sr. notes 4.85s, 2024			200,000	209,139

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			143,000	146,933

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022			31,000	32,163

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			141,000	152,985

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			207,000	224,595

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			200,000	221,250

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			92,000	101,890

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021			118,000	125,523

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			45,000	45,281

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			62,000	64,790

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 6s, 2024			137,000	142,480

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5 7/8s, 2020			277,000	292,928

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			39,000	41,925

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			277,000	283,925

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022			6,000	6,495

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			11,000	11,825

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			200,000	214,500

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021			151,000	161,193

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			70,000	68,600

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			47,000	51,230

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			67,000	66,498

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			101,000	102,263

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020			171,000	186,818

Time Warner, Inc. company guaranty sr. unsec. notes 3.15s, 2015			30,000	30,827

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			90,000	99,675

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 1 1/4s, 2017			885,000	884,389

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			50,000	51,000

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			136,268	140,356

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			42,000	44,100

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			85,000	87,125

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			277,000	307,124

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			540,000	717,738

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			80,000	80,743

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			30,000	30,796

Walt Disney Co. (The) sr. unsec. unsub. notes Ser. MTN, 1.1s, 2017			885,000	880,826

				30,808,837
Consumer staples (0.7%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			138,000	141,560

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			34,000	44,551

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			5,000	6,644

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			255,000	245,734

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes 1 1/4s, 2018			885,000	878,617

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			115,000	175,972

Anheuser-Busch InBev Worldwide, Inc. company guaranty unsec. unsub. notes 5 3/8s, 2020			315,000	363,667

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			300,000	327,750

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			56,000	63,490

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			154,000	157,465

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			87,000	86,783

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			13,000	16,336

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			122,000	128,144

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			126,000	135,135

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			185,000	178,679

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022			110,000	113,850

Coca-Cola Co. (The) sr. unsec. unsub. notes 5.35s, 2017			548,000	622,578

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			42,000	41,948

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			245,000	273,175

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			129,000	144,803

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			168,000	164,640

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			34,000	33,745

CVS Pass-Through Trust sr. notes 6.036s, 2028			11,874	13,621

CVS Pass-Through Trust sr. unsec. unsub. notes 2 1/4s, 2018			885,000	895,830

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			173,089	184,360

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018			207,000	218,903

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			163,000	178,078

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			52,000	54,606

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			416,000	420,762

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			199,000	213,229

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			294,000	310,905

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			190,000	248,967

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			320,000	322,370

Grupo Bimbo SAB de CV 144A sr. unsec. notes 3 7/8s, 2024 (Mexico)			235,000	234,313

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			70,000	73,325

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			160,000	169,400

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			73,000	76,285

HJ Heinz Co. company guaranty notes 4 1/4s, 2020			280,000	281,750

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			59,000	64,015

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			65,000	69,713

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			55,000	59,125

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)			487,000	471,521

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			180,000	227,947

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			49,000	51,940

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			378,000	415,800

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			56,000	72,470

McDonald's Corp. sr. unsec. notes 5.7s, 2039			174,000	211,795

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042			135,000	141,249

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018			185,000	230,276

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			879,000	881,902

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021			126,000	128,835

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021			196,000	201,390

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			146,000	166,440

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			56,000	61,600

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			250,000	270,153

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			129,000	141,255

Smithfield Foods, Inc. 144A sr. unsec. notes 5 7/8s, 2021			34,000	35,955

Smithfield Foods, Inc. 144A sr. unsec. notes 5 1/4s, 2018			25,000	26,000

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016			95,000	104,060

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			165,000	185,625

United Rentals North America, Inc. company guaranty sr. unsec. notes 5 3/4s, 2024			84,000	87,255

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			168,000	180,180

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)			110,000	111,639

				12,840,110
Energy (1.5%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			70,000	74,900

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			56,000	61,880

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			289,000	304,895

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			190,000	134,900

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			410,000	558,185

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			18,000	19,938

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			225,000	286,931

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			123,000	126,383

Antero Resources Finance Corp. company guaranty sr. unsec. notes 5 3/8s, 2021			126,000	130,725

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			15,000	16,498

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			124,000	127,544

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			179,000	195,110

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			81,000	83,835

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			52,000	55,445

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024 (Canada)			134,000	134,503

Baytex Energy Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2021 (Canada)			104,000	104,650

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			430,000	449,197

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			885,000	903,859

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			109,000	117,175

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,185,000	1,327,256

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			140,000	157,850

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			160,000	175,600

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			42,000	46,670

Chesapeake Energy Corp. company guaranty sr. unsec. notes 4 7/8s, 2022			90,000	93,150

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			179,000	192,425

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			871,000	866,996

Cimarex Energy Co. company guaranty sr. unsec. notes 4 3/8s, 2024			101,000	102,894

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			193,000	212,300

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			179,000	192,425

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			76,000	81,795

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			105,000	83,738

ConocoPhillips Co. company guaranty sr. unsec. notes 1.05s, 2017			885,000	876,476

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			266,000	287,945

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			109,000	114,178

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			34,000	36,550

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			221,000	226,249

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			104,000	107,120

Exterran Partners LP/EXLP Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2022			182,000	184,730

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021			157,000	166,420

FTS International, Inc. 144A company guaranty sr. notes 6 1/4s, 2022			98,000	100,205

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			158,000	181,916

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			169,000	179,985

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020			290,000	313,925

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020			45,000	49,106

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			392,000	421,400

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			31,000	30,768

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			85,000	89,675

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			80,000	106,364

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			132,000	143,880

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2022			42,000	42,578

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			65,000	65,000

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			60,000	84,741

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			210,000	218,400

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			263,000	291,273

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			238,000	246,925

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			286,000	300,300

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			336,000	351,960

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. unsub. notes 10 3/8s, 2017 (Canada)(F)			100,000	5

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			175,000	185,500

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			110,000	116,875

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			275,000	214,500

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			410,000	399,496

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022			210,000	232,050

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			245,000	276,405

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			95,000	104,025

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			195,000	212,550

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			245,000	259,088

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			180,000	182,700

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			133,000	146,134

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018			132,000	137,610

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	188,750

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			1,920,000	1,910,395

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			385,000	248,325

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			250,000	289,636

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			250,000	265,142

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			885,000	927,507

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			849,000	964,676

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			81,000	87,075

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			66,000	69,960

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2022			85,000	86,063

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			179,000	186,160

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			112,000	115,220

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			700,000	773,500

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020			67,000	72,528

Samson Investment Co. 144A sr. unsec. notes 10 3/4s, 2020			361,000	380,404

Sanchez Energy Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2023			70,000	72,275

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			140,000	153,643

Seventy Seven Energy, Inc. 144A sr. unsec. notes 6 1/2s, 2022			80,000	82,000

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018			416,000	445,120

Shell International Finance BV company guaranty sr. unsec. notes 3.1s, 2015 (Netherlands)			270,000	277,355

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			950,000	1,055,638

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			67,000	71,020

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			73,000	79,023

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			28,000	30,450

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			110,000	125,233

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			42,000	42,769

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			871,000	883,472

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			160,000	170,800

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			685,000	1,064,989

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			322,000	353,395

Williams Companies, Inc. (The) notes 7 3/4s, 2031			11,000	13,255

Williams Companies, Inc. (The) sr. unsec. notes 7 7/8s, 2021			30,000	37,246

Williams Companies, Inc. (The) sr. unsec. notes 4.55s, 2024			400,000	403,960

Williams Partners LP sr. unsec. notes 5.4s, 2044			128,000	136,905

Williams Partners LP sr. unsec. notes 4.3s, 2024			127,000	131,717

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			59,000	62,983

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			255,000	271,575

				27,634,823
Financials (3.6%)

Abbey National Treasury Services PLC of Stamford, CT company guaranty sr. unsec. unsub. notes 1 3/8s, 2017			950,000	954,032

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019			495,000	638,245

Aflac, Inc. sr. unsec. notes 6.9s, 2039			220,000	293,622

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			146,000	163,155

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			112,000	116,690

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031			107,000	136,693

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			101,000	122,715

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			269,000	324,145

Ally Financial, Inc. unsec. sub. notes 8s, 2018			109,000	129,438

American Express Co. sr. unsec. notes 7s, 2018			555,000	659,979

American Express Co. sr. unsec. notes 6.15s, 2017			337,000	385,615

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			412,000	567,530

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018			437,000	499,062

American International Group, Inc. sr. unsec. unsub. notes 3.8s, 2017			885,000	945,718

ARC Properties Operating Partnership LP/Clark Acquisition, LLC 144A company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			410,000	420,462

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			209,000	249,597

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			425,000	455,281

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, perpetual maturity (France)			305,000	330,925

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			185,000	187,336

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			871,000	876,621

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			871,000	906,085

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			270,000	275,994

Bank of New York Mellon Corp. (The) 144A sr. unsec. notes Ser. MTN, 2 1/2s, 2016			20,000	20,593

Bank of Nova Scotia sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			885,000	883,018

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. notes 1.2s, 2017 (Japan)			895,000	893,011

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)			80,000	110,657

Barclays PLC jr. unsec. sub. FRB bonds 6 5/8s, perpetual maturity (United Kingdom)			1,056,800	1,046,232

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			570,000	594,225

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 5.7s, 2014			640,000	652,308

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			90,000	89,558

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 1.6s, 2017			173,000	175,721

BNP Paribas SA bank guaranty sr. unsec. unsub. notes Ser. MTN, 1 3/8s, 2017 (France)			950,000	951,020

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			110,000	112,527

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			411,000	418,706

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			450,000	495,500

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			325,000	343,644

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			190,000	208,616

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			59,000	62,614

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			745,000	794,296

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			137,000	138,370

CIT Group, Inc. sr. unsec. notes 5s, 2023			87,000	89,175

CIT Group, Inc. sr. unsec. notes 5s, 2022			342,000	353,970

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			118,000	126,666

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			109,000	117,039

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019			62,000	62,967

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			213,000	239,093

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			146,000	158,228

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			23,000	23,230

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			11,000	14,060

Citigroup, Inc. sr. unsec. unsub. notes 4.45s, 2017			885,000	953,153

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			815,000	989,011

Commonwealth Bank of Australia of New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017			1,210,000	1,209,805

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			104,000	88,920

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands (Rabobank Nederland) bank guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			792,000	838,695

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			143,000	149,435

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			490,000	542,675

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			150,000	189,804

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			871,000	990,033

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	163,400

Dresdner Funding Trust I 144A bonds 8.151s, 2031			100,000	121,500

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)			110,000	131,089

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			269,000	291,193

EPR Properties unsec. notes 5 1/4s, 2023(R)			380,000	396,769

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			156,000	149,877

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			230,000	242,683

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			750,000	989,369

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 5.4s, 2017			1,315,000	1,459,842

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			793,000	754,341

Genworth Holdings, Inc. sr. unsec. unsub. notes 7.7s, 2020			325,000	400,526

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			335,000	408,492

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			444,000	450,898

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			122,000	146,028

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			100,000	113,711

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			250,000	278,200

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022(R)			195,000	192,447

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021			179,000	191,754

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)			740,000	1,104,450

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035			200,000	208,500

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021			448,000	535,764

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			180,000	182,298

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			322,000	344,943

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			174,000	182,265

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,960,000	2,211,149

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			45,000	50,288

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			146,000	159,140

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			300,000	306,750

Intesa Sanpaolo SpA 144A company guaranty unsec. sub. bonds 5.017s, 2024 (Italy)			200,000	202,363

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			98,000	109,148

iStar Financial, Inc. sr. unsec. notes 5s, 2019(R)			35,000	35,000

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			363,000	405,653

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			882,000	896,953

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			866,000	876,094

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			790,000	932,200

Liberty Mutual Group, Inc. 144A notes 6 1/2s, 2035			53,000	64,921

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			1,768,000	1,881,152

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			185,000	207,200

Macquarie Bank, Ltd. 144A sr. unsec. notes 3.45s, 2015 (Australia)			90,000	92,595

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			770,000	888,300

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			885,000	983,470

Metropolitan Life Global Funding I 144A notes 3s, 2023			155,000	153,778

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			385,000	401,576

Morgan Stanley sr. unsec. notes 4 3/4s, 2017			870,000	947,203

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			115,000	125,350

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			260,000	280,150

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			475,000	483,896

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			220,000	231,275

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			105,000	105,263

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039			135,000	209,850

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			175,000	186,813

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 5/8s, 2020			70,000	74,025

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			125,000	135,469

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			140,000	144,550

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			112,000	127,960

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			230,000	243,225

PNC Bank, NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			890,000	892,472

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			234,000	254,737

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			346,000	384,925

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			174,000	176,175

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019			98,000	106,330

Prudential Financial, Inc. jr. unsec. sub. FRN notes 8 7/8s, 2038			160,000	195,400

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			388,000	416,615

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			144,000	145,980

Prudential Holdings, LLC 144A sr. notes Ser. B, 7.245s, 2023			150,000	185,176

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			75,000	80,533

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			885,000	903,737

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)			505,000	537,825

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)			130,000	140,557

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			760,000	771,703

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			515,000	546,399

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			63,000	66,957

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			500,000	525,784

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			220,000	233,200

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			320,000	336,960

Simon Property Group LP sr. unsec. unsub. notes 5 1/4s, 2016(R)			100,000	109,227

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018			802,000	796,457

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018			98,000	115,885

Societe Generale SA bank guaranty sr. unsec. notes 2 3/4s, 2017 (France)			375,000	388,629

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			350,000	379,750

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021			50,000	56,250

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020			524,000	542,340

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			615,000	678,597

Svenska Handelsbanken AB bank guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			458,000	479,195

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			255,000	245,628

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			56,000	59,360

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			110,000	150,751

UBS AG of Stamford, CT sr. unsec. unsub. notes Ser. BKNT, 5 7/8s, 2017			783,000	894,310

US Bank of NA of Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			900,000	903,393

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			325,000	334,344

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			2,000,000	2,132,400

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,976,000	2,129,338

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			95,000	107,427

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			123,000	128,535

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			871,000	893,327

Westpac Banking Corp. sr. unsec. bonds 3s, 2015 (Australia)			45,000	46,593

Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019 (Australia)			220,000	247,017

Westpac Banking Corp. sr. unsec. unsub. notes 2 1/4s, 2018 (Australia)			160,000	163,010

Weyerhaeuser Real Estate Co. 144A sr. unsec. unsub. notes 5 7/8s, 2024			50,000	51,438

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024			95,000	98,808

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			290,000	309,938

				67,702,025
Health care (0.8%)

AbbVie, Inc. sr. unsec. unsub. notes 2.9s, 2022			240,000	232,088

AbbVie, Inc. sr. unsec. unsub. notes 1 3/4s, 2017			793,000	797,325

Acadia Healthcare Co., Inc. company guaranty sr. unsec. notes 6 1/8s, 2021			220,000	231,000

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			140,000	140,350

Amgen, Inc. sr. unsec. notes 3.45s, 2020			345,000	361,285

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			885,000	907,072

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			270,000	349,516

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)			885,000	1,011,828

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019			151,000	160,815

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021			151,000	160,060

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	150,000	221,629

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)			$140,000	144,200

Catamaran Corp. company guaranty sr. unsec. bonds 4 3/4s, 2021			165,000	166,650

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			115,000	116,725

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			28,000	29,365

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			59,000	64,605

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021			28,000	28,700

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022			34,000	36,040

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021			235,000	258,248

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	105,000	151,651

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			$227,000	225,298

DaVita HealthCare Partners, Inc. company guaranty sr. unsec. notes 5 1/8s, 2024			170,000	171,063

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			155,000	158,875

Endo Finance, LLC & Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2023			120,000	120,300

Envision Healthcare Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2022			65,000	65,569

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			143,000	155,870

HCA, Inc. company guaranty sr. notes 3 3/4s, 2019			244,000	246,745

HCA, Inc. sr. notes 6 1/2s, 2020			557,000	625,233

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			48,000	55,440

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			280,000	307,650

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			115,000	122,619

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			73,000	76,650

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			105,000	108,675

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			170,000	185,725

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)			224,000	231,840

Johnson & Johnson sr. unsec. notes 5.15s, 2018			554,000	631,976

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			336,000	380,940

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			763,000	755,423

Mylan, Inc./PA company guaranty sr. unsec. notes 2.6s, 2018			25,000	25,412

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			155,000	167,509

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			480,000	490,254

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			213,000	228,975

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037			45,000	54,599

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021			52,000	55,770

Service Corp. International sr. unsec. unsub. notes 5 3/8s, 2022			168,000	173,880

Service Corp. International 144A sr. unsec. unsub. notes 5 3/8s, 2024			325,000	332,313

Service Corp. International/US sr. unsec. unsub. notes 6 3/4s, 2016			437,000	470,868

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			140,000	148,050

Teleflex, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2024			70,000	70,700

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			73,000	73,456

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			132,000	131,175

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			305,000	339,694

Tenet Healthcare Corp. company guaranty sr. notes 6s, 2020			174,000	188,790

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			31,000	31,698

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III, LLC company guaranty sr. unsec. unsub. notes 3s, 2015 (Curacao)			135,000	138,298

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020			118,000	130,243

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			396,000	456,883

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			310,000	346,413

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			55,000	57,587

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			245,000	228,761

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			245,000	237,722

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			31,000	32,938

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			73,000	76,376

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			238,000	252,875

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			31,000	32,318

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018			109,000	117,448

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			14,000	14,403

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020			174,000	185,310

				15,485,761
Technology (0.5%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			150,000	157,875

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020			250,000	267,500

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			84,000	77,526

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2024			150,000	151,169

Apple, Inc. sr. unsec. unsub. notes 2.1s, 2019			15,000	15,086

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			90,000	83,025

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			305,000	305,000

Cisco Systems, Inc. company guaranty sr. unsec. unsub. notes 3.15s, 2017			395,000	416,982

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			401,000	402,246

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			885,000	889,164

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			81,000	87,176

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			105,000	110,386

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			132,000	162,525

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021			115,000	134,263

First Data Corp. company guaranty sr. unsec. sub. notes 11 3/4s, 2021			258,000	306,053

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			795,000	870,525

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			98,000	105,228

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)			99,470	110,412

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			71,000	80,230

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			140,000	143,500

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022			168,000	179,340

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018			135,000	152,709

Hewlett-Packard Co. sr. unsec. unsub. notes 2.6s, 2017			754,000	779,294

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			155,000	184,884

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			120,000	132,840

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			390,000	360,698

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018			76,000	86,355

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			890,000	890,250

Iron Mountain, Inc. company guaranty sr. sub. notes 7 3/4s, 2019			73,000	79,844

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023			146,000	157,863

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			84,000	100,065

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022			180,000	193,050

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			60,000	69,453

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			250,000	278,264

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			355,000	339,637

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			565,000	574,181

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019			101,000	106,303

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			96,000	104,640

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			128,000	137,120

Xerox Corp. sr. unsec. notes 6 3/4s, 2039			72,000	87,302

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			60,000	68,920

				9,938,883
Transportation (0.1%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			190,000	200,450

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			162,000	172,733

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			105,000	119,660

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			95,000	113,353

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			240,000	226,229

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			137,978	162,125

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			45,000	43,214

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020			53,000	50,730

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			97,000	92,078

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			221,000	236,470

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			181,000	184,620

				1,601,662
Utilities and power (0.7%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			14,000	16,835

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			507,000	590,655

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			227,000	265,590

AES Corp./Virginia (The) sr. unsec. unsub. notes 4 7/8s, 2023			59,000	58,410

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			35,000	36,417

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			259,000	281,339

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			42,000	45,308

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024			34,000	35,785

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037			30,000	35,551

Consolidated Edison Co. of New York sr. unsec. notes 7 1/8s, 2018			562,000	682,832

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			130,000	128,529

DPL, Inc. sr. unsec. notes 6 1/2s, 2016			241,000	259,678

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			265,000	272,608

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019			410,000	513

EDP Finance BV 144A sr. unsec. notes 5 1/4s, 2021 (Netherlands)			515,000	545,677

El Paso, LLC company guaranty sr. notes 7s, 2017			469,000	529,384

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			157,000	171,915

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			1,660,000	1,734,202

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			115,000	152,876

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			165,000	196,615

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			1,235,000	1,259,601

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			175,000	16,625

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			244,000	23,180

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			104,000	120,120

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			85,000	101,373

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			75,000	83,073

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			230,000	237,840

EP Energy, LLC/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			263,000	302,450

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			104,000	110,890

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			60,000	67,650

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			791,000	787,770

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018			118,000	119,412

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			193,000	209,888

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	49,388

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 3 1/2s, 2021			270,000	273,745

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021			618,000	638,085

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			7,000	8,679

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			235,000	306,548

Nevada Power Co. mtge. notes 7 1/8s, 2019			115,000	140,816

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			75,000	88,645

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			515,000	571,006

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			205,000	195,718

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			80,000	86,003

Pacific Gas & Electric Co. sr. unsec. notes 6.05s, 2034			112,000	138,512

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			425,000	454,741

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			15,000	15,021

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			75,000	91,163

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			240,000	251,834

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			157,000	170,541

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			109,000	113,905

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			132,000	130,680

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			185,000	186,388

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015			10,000	10,505

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			90,000	82,125

Toledo Edison Co. (The) sr. mtge. bonds 7 1/4s, 2020			20,000	24,111

Union Electric Co. sr. notes 6.4s, 2017			140,000	159,108

				13,667,858

Total corporate bonds and notes (cost $209,421,709)				$219,883,654

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.5%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.7%)

Government National Mortgage Association Pass-Through Certificates 3s, TBA, July 1, 2044			$12,000,000	$12,112,500

				12,112,500
U.S. Government Agency Mortgage Obligations (3.8%)

Federal National Mortgage Association Pass-Through Certificates
6s, October 1, 2016			127,451	132,613
6s, TBA, July 1, 2044			18,000,000	20,279,531
4 1/2s, with due dates from February 1, 2039 to April 1, 2039			155,336	168,443
4 1/2s, TBA, July 1, 2044			1,000,000	1,083,125
4s, TBA, July 1, 2044			33,000,000	35,026,405
3 1/2s, TBA, July 1, 2029			13,000,000	13,776,953
3s, TBA, July 1, 2044			2,000,000	1,975,938

				72,443,008

Total U.S. government and agency mortgage obligations (cost $83,862,773)				$84,555,508

MORTGAGE-BACKED SECURITIES (2.8%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.993s, 2032			$100,174	$149,178
IFB Ser. 3072, Class SM, 23.24s, 2035			123,073	176,666
IFB Ser. 3072, Class SB, 23.094s, 2035			110,104	156,994
IFB Ser. 3249, Class PS, 21.774s, 2036			84,810	116,624
IFB Ser. 3065, Class DC, 19.405s, 2035			87,477	125,220
IFB Ser. 2990, Class LB, 16.558s, 2034			129,486	169,634
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044			1,286,412	315,656
IFB Ser. 323, Class S1, IO, 5.798s, 2044			1,373,379	307,508
IFB Ser. 310, Class S4, IO, 5.798s, 2043			800,743	207,769
IFB Ser. 311, Class S1, IO, 5.798s, 2043			2,456,346	558,356
IFB Ser. 308, Class S1, IO, 5.798s, 2043			993,444	253,954
Ser. T-56, Class A, IO, 0.524s, 2043			110,082	1,875
Ser. T-56, Class 1, IO, zero %, 2043			115,136	9
Ser. T-56, Class 2, IO, zero %, 2043			109,653	343
Ser. T-56, Class 3, IO, zero %, 2043			88,600	7
Ser. 1208, Class F, PO, zero %, 2022			1,490	1,379
FRB Ser. 3326, Class WF, zero %, 2035			2,548	2,150

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.988s, 2036			42,415	79,343
IFB Ser. 06-8, Class HP, 24.009s, 2036			64,928	100,355
IFB Ser. 07-53, Class SP, 23.643s, 2037			104,921	155,534
IFB Ser. 05-75, Class GS, 19.794s, 2035			94,850	126,824
IFB Ser. 13-102, Class SH, IO, 5.748s, 2043			3,067,865	714,506
Ser. 418, Class C15, IO, 3 1/2s, 2043			1,748,429	395,036
Ser. 03-W10, Class 1, IO, 1.083s, 2043			137,419	3,897
Ser. 01-50, Class B1, IO, 0.42s, 2041			1,048,931	14,095
Ser. 02-W8, Class 1, IO, 0.317s, 2042			602,646	7,156
Ser. 01-79, Class BI, IO, 0.313s, 2045			404,573	3,998
Ser. 03-34, Class P1, PO, zero %, 2043			19,692	17,132

Government National Mortgage Association
IFB Ser. 13-129, Class CS, IO, 5.997s, 2042			2,563,539	441,185
IFB Ser. 10-20, Class SC, IO, 5.997s, 2040			43,756	7,865
Ser. 10-9, Class UI, IO, 5s, 2040			1,530,391	339,010
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			63,066	11,301
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			315,093	68,283
Ser. 10-107, Class NI, IO, 4 1/2s, 2039			1,541,766	223,972
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			953,467	119,183
Ser. 10-85, Class MI, IO, 4 1/2s, 2036			1,911,070	125,787
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			4,478,412	684,928

				6,182,712
Commercial mortgage-backed securities (1.8%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-2, Class A2, 5.634s, 2049			39,393	39,530
Ser. 06-6, Class AJ, 5.421s, 2045			607,000	631,630
Ser. 07-1, Class XW, IO, 0.494s, 2049			1,106,466	8,560

Banc of America Commercial Mortgage Trust 144A Ser. 07-5, Class XW, IO, 0.531s, 2051			4,827,053	45,732

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class F, 5.65s, 2041			347,000	352,205
Ser. 04-4, Class XC, IO, 0.872s, 2042			649,874	1,720
Ser. 04-5, Class XC, IO, 0.834s, 2041			1,843,169	3,810
Ser. 02-PB2, Class XC, IO, 0.416s, 2035			614,777	310
Ser. 05-1, Class XW, IO, 0.036s, 2042			8,750,154	438

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 05-T18, Class D, 5.134s, 2042			280,000	289,800
Ser. 04-PR3I, Class X1, IO, 0.743s, 2041			52,735	155

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class C, 5.605s, 2039			261,000	261,731
Ser. 04-PWR5, Class E, 5.222s, 2042			406,000	407,738
Ser. 06-PW14, Class X1, IO, 0.832s, 2038			6,408,177	98,558

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.744s, 2047			331,000	350,711
FRB Ser. 11-C1, Class E, 5.73s, 2044			295,000	312,110

Citigroup Commercial Mortgage Trust Ser. 06-C5, Class AJ, 5.482s, 2049			418,000	423,180

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.735s, 2049			42,697,783	542,262

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.559s, 2049			8,243,132	57,702
Ser. 07-CD4, Class XW, IO, 0.559s, 2049			2,464,555	19,716

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			622,000	670,578
FRB Ser. 14-CR18, Class C, 4.74s, 2047			318,000	330,024
Ser. 14-UBS2, Class XA, IO, 1.607s, 2047			4,549,385	429,125
Ser. 14-CR17, Class XA, IO, 1.38s, 2047			3,472,959	278,676
Ser. 06-C8, Class XS, IO, 0.706s, 2046			42,355,657	483,413

COMM Mortgage Trust 144A FRB Ser. 07-C9, Class AJFL, 0.844s, 2049			113,000	106,220

Credit Suisse Commercial Mortgage Trust 144A
Ser. 07-C1, Class AX, IO, 0.615s, 2040			31,031,793	328,937
Ser. 07-C2, Class AX, IO, 0.226s, 2049			14,981,091	70,808

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			234,931	258,424
Ser. 03-C3, Class AX, IO, 1.763s, 2038			161,465	7
Ser. 02-CP3, Class AX, IO, 1.471s, 2035			185,257	2,819

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			305,528	307,820

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.013s, 2020			180,919	2,985

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class B, 4.846s, 2048			332,000	336,197

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.382s, 2049			34,577,136	203,037
Ser. 05-C3, Class XC, IO, 0.282s, 2045			77,557,296	119,337

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 97-C1, Class X, IO, 1.463s, 2029			149,915	5,531
Ser. 05-C1, Class X1, IO, 0.765s, 2043			1,984,802	7,078

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class D, 4.986s, 2042			244,000	244,916
FRB Ser. 05-GG3, Class B, 4.894s, 2042			592,000	601,590

GS Mortgage Securities Trust
Ser. 06-GG6, Class A2, 5.506s, 2038			3,704	3,705
Ser. 05-GG4, Class B, 4.841s, 2039			1,770,000	1,779,204
Ser. 13-GC10, Class XA, IO, 1.896s, 2046			7,294,173	757,281

GS Mortgage Securities Trust 144A
FRB Ser. 11-GC3, Class D, 5.728s, 2044			1,181,000	1,247,111
Ser. 06-GG6, Class XC, IO, 0.158s, 2038			1,959,321	1,354

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051			71,000	75,288
FRB Ser. 04-CB9, Class B, 5.773s, 2041			176,614	176,614
Ser. 06-LDP8, Class B, 5.52s, 2045			290,000	297,830
FRB Ser. 06-LDP8, Class AJ, 5.48s, 2045			2,095,000	2,224,681
Ser. 04-LN2, Class A2, 5.115s, 2041			243,098	244,474
Ser. 04-C3, Class B, 4.961s, 2042			477,000	479,767
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			243,000	249,683
FRB Ser. 13-C10, Class C, 4.298s, 2047			716,000	731,307
Ser. 13-LC11, Class XA, IO, 1.721s, 2046			10,780,785	1,009,405
Ser. 06-LDP8, Class X, IO, 0.725s, 2045			2,104,008	21,686
Ser. 06-CB17, Class X, IO, 0.663s, 2043			12,008,740	131,220
Ser. 07-LDPX, Class X, IO, 0.488s, 2049			9,388,104	83,207

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.379s, 2051			260,000	245,016
FRB Ser. 12-C6, Class E, 5 3/8s, 2045			172,000	177,636
FRB Ser. 12-C8, Class D, 4.823s, 2045			364,000	372,618
FRB Ser. 12_LC9, Class D, 4.573s, 2047			311,000	314,169
Ser. 05-CB12, Class X1, IO, 0.493s, 2037			2,528,293	7,183

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.792s, 2040			471,042	469,864

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038			370,741	378,868
Ser. 07-C2, Class XW, IO, 0.738s, 2040			823,668	11,838

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C6, Class XCL, IO, 0.855s, 2039			41,234,934	588,917
Ser. 06-C7, Class XCL, IO, 0.85s, 2038			2,552,266	34,793
Ser. 06-C7, Class XW, IO, 0.85s, 2038			1,355,085	18,473
Ser. 05-C5, Class XCL, IO, 0.603s, 2040			7,698,036	46,604
Ser. 05-C2, Class XCL, IO, 0.484s, 2040			8,534,711	16,882
Ser. 05-C7, Class XCL, IO, 0.371s, 2040			8,597,429	20,453

Merrill Lynch Mortgage Investors Trust Ser. 96-C2, Class JS, IO, 2.371s, 2028			11,052	1

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 6.033s, 2050			167,922	168,720

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 1.067s, 2039			1,418,628	1,409
Ser. 05-MCP1, Class XC, IO, 0.766s, 2043			2,869,302	10,691

Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 6.525s, 2044			283,172	16,452
Ser. 06-C4, Class X, IO, 6.472s, 2045			606,420	45,845

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046			930,000	952,041

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 13-C11, Class C, 4.565s, 2046(F)			586,000	597,717

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C11, Class D, 4.565s, 2046			1,500,000	1,405,800

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.773s, 2049			149,799	149,949
FRB Ser. 07-HQ12, Class A2FX, 5.773s, 2049			156,746	157,812
Ser. 07-IQ14, Class A2, 5.61s, 2049			149,741	150,406
Ser. 07-HQ11, Class C, 5.558s, 2044			312,000	316,274

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.356s, 2049			297,000	307,811

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			1,305,094	1,306,634

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049			284,000	304,448
Ser. 12-C4, Class XA, IO, 2.016s, 2045			6,298,629	685,782

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C29, IO, 0.53s, 2048			33,492,280	295,067
Ser. 07-C34, IO, 0.494s, 2046			4,090,600	49,496

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.483s, 2042			9,045,224	23,246
Ser. 06-C26, Class XC, IO, 0.185s, 2045			14,308,656	21,749

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.439s, 2046			1,225,000	1,124,093

WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C19, Class C, 4.646s, 2047			671,000	692,808
Ser. 13-C17, Class XA, IO, 1.779s, 2046			9,101,679	821,995

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class D, 5.748s, 2045			314,000	329,798
FRB Ser. 11-C2, Class D, 5.647s, 2044			1,168,000	1,250,578
FRB Ser. 13-UBS1, Class D, 4.788s, 2046			915,000	864,922
Ser. 14-C19, Class D, 4.234s, 2047			382,000	341,532
Ser. 12-C10, Class XA, IO, 1.961s, 2045			3,733,870	393,625
Ser. 13-C12, Class XA, IO, 1.649s, 2048			4,534,575	392,894

				34,031,846
Residential mortgage-backed securities (non-agency) (0.7%)

Barclays Capital, LLC Trust
Ser. 13-RR1, Class 9A4, 8.412s, 2036			140,000	141,890
FRB Ser. 12-RR10, Class 9A2, 2.663s, 2035			150,000	141,375

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 10.161s, 2037			243,137	166,549
FRB Ser. 14-RR2, Class 2A1, 3 1/2s, 2036			1,259,764	1,245,592

Countrywide Alternative Loan Trust
Ser. 05-28CB, Class 2A7, 5 3/4s, 2035			1,746,130	1,632,632
FRB Ser. 05-59, Class 1A1, 0.483s, 2035			440,674	365,760
FRB Ser. 05-51, Class 1A1, 0.475s, 2035			723,947	629,834
FRB Ser. 07-OA10, Class 2A1, 0.402s, 2047			612,861	523,996

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 13-5R, Class 1A6, 0.428s, 2036			660,000	536,448

JPMorgan Resecuritization Trust 144A Ser. 14-1, Class 9A3, 0.442s, 2035			550,020	530,880

Residential Accredit Loans, Inc. FRB Ser. 06-QO7, Class 1A1, 0.924s, 2046			3,341,114	2,288,663

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.194s, 2046			323,734	297,835
FRB Ser. 06-AR3, Class A1B, 1.124s, 2046			601,695	490,682
FRB Ser. 04-AR12, Class A2B, 0.648s, 2044			856,425	774,637
FRB Ser. 05-AR13, Class A1C3, 0.642s, 2045			548,498	484,049
FRB Ser. 05-AR9, Class A1C3, 0.632s, 2045			476,256	428,630
FRB Ser. 05-AR13, Class A1B3, 0.512s, 2045			567,405	504,990
FRB Ser. 05-AR15, Class A1B3, 0.492s, 2045			783,630	688,262

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.331s, 2047			650,000	481,000

				12,353,704

Total mortgage-backed securities (cost $49,374,458)				$52,568,262

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
			Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)			$476,693	$402,777

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			245,000	228,463

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			2,410,000	2,322,035

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			1,521,211	1,270,211

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)			1,675,435	1,398,989

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			490,000	534,899

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil)		BRL	3,896	1,611,373

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			$300,000	292,500

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			100,000	97,250

Croatia (Republic of) 144A sr. unsec. bonds 6s, 2024 (Croatia)			200,000	214,250

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			200,000	216,750

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			150,000	141,750

Indonesia (Republic of) 144A notes 5 1/4s, 2042 (Indonesia)			430,000	408,500

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			285,000	265,198

Poland (Republic of) sr. unsec. bonds 5s, 2022 (Poland)			880,000	978,120

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			82,200	95,352

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			735,000	748,710

Total foreign government and agency bonds and notes (cost $11,117,221)				$11,227,127

SENIOR LOANS (0.2%)(a)(c)
			Principal amount	Value

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			$35,778	$35,979

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.528s, 2018			1,174,912	1,095,472

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			95,000	93,682

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			345,000	344,446

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			314,894	314,500

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			179,460	179,572

First Data Corp. bank term loan FRN 4.154s, 2021			59,603	59,688

First Data Corp. bank term loan FRN 4.154s, 2018			560,071	560,667

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			394,013	393,137

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018			170,651	171,007

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.651s, 2017			619,610	511,178

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			50,490	50,957

Total senior loans (cost $3,842,206)				$3,810,285

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	62	$7,006

Guaranty Trust Bank PLC 144A (Nigeria)	9/20/16	0.00	683,224	121,427

Kuwait Foods (Americana) 144A (Kuwait)	2/24/16	0.00	14,169	139,814

National Bank of Kuwait SAK 144A (Kuwait)	12/10/15	0.00	96,457	328,679

Saudi Basic Industries Corp. 144A (Saudi Arabia)	3/2/17	0.00	9,629	294,531

Saudi Industrial Investment Group 144A (Saudi Arabia)	10/28/15	0.00	44,219	425,271

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	1.70	49,174	—

Zenith Bank PLC 144A (Nigeria)	9/20/16	0.00	1,335,150	205,326

Total warrants (cost $1,447,952)				$1,522,054

INVESTMENT COMPANIES (0.1%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.(S)			18,301	$295,744

iShares MSCI Taiwan ETF (Taiwan)(S)			28,183	445,291

Market Vectors Vietnam ETF (Vietnam)			29,948	622,918

Total investment companies (cost $1,273,442)				$1,363,953

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			521	$522,319

Citigroup, Inc. Ser. K, $1.719 pfd.			15,600	423,384

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			6,720	183,456

M/I Homes, Inc. Ser. A, $2.438 pfd.			4,607	118,082

Total preferred stocks (cost $1,060,572)				$1,247,241

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.(R)			7,578	$174,176

United Technologies Corp. $3.75 cv. pfd.			2,600	169,494

Total convertible preferred stocks (cost $268,507)				$343,670

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$87,000	$123,268

Jazz Technologies, Inc. 144A cv. unsec. notes 8s, 2018			144,000	156,960

Total convertible bonds and notes (cost $219,178)				$280,228

MUNICIPAL BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

IL State G.O. Bonds, 4.421s, 1/1/15			$50,000	$50,970

Total municipal bonds and notes (cost $50,000)				$50,970

SHORT-TERM INVESTMENTS (22.5%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)		Shares	3,808,554	$3,808,554

Putnam Money Market Liquidity Fund 0.07%(AFF)		Shares	87,323,331	87,323,331

Putnam Short Term Investment Fund 0.07%(AFF)		Shares	295,323,533	295,323,533

SSgA Prime Money Market Fund 0.01%(P)		Shares	30,000	30,000

U.S. Treasury Bills with effective yields ranging from 0.07% to 0.10%, August 21, 2014(SEG)(SEGSF)(SEGCCS)			$15,483,000	15,481,004

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.12%, February 5, 2015(SEG)(SEGSF)(SEGCCS)			19,373,000	19,366,817

U.S. Treasury Bills with an effective yield of 0.08%, January 8, 2015(SEG)			719,000	718,838

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.12%, October 16, 2014(SEG)(SEGSF)(SEGCCS)			2,822,000	2,821,643

Total short-term investments (cost $424,865,500)				$424,873,720

TOTAL INVESTMENTS

Total investments (cost $1,753,345,430)(b)				$1,968,566,061

FORWARD CURRENCY CONTRACTS at 6/30/14 (aggregate face value $312,380,221) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/14	$288,139	$280,679	$7,460
	Australian Dollar	Sell	7/17/14	288,139	283,249	(4,890)
	Canadian Dollar	Sell	7/17/14	2,792,105	2,658,812	(133,293)
	Chilean Peso	Buy	7/17/14	18,500	18,426	74
	Chilean Peso	Sell	7/17/14	18,500	18,629	129
	Colombian Peso	Buy	7/17/14	1,952,691	1,857,279	95,412
	Colombian Peso	Sell	7/17/14	1,952,691	1,885,682	(67,009)
	Singapore Dollar	Sell	8/20/14	537,018	533,051	(3,967)
Barclays Bank PLC
	Australian Dollar	Buy	7/17/14	32,779	20,920	11,859
	British Pound	Sell	9/17/14	9,071,905	8,883,809	(188,096)
	Canadian Dollar	Sell	7/17/14	1,883,762	1,853,790	(29,972)
	Euro	Sell	9/17/14	19,744,020	19,607,487	(136,533)
	Hong Kong Dollar	Sell	8/20/14	1,856,404	1,857,039	635
	Japanese Yen	Sell	8/20/14	1,462,860	1,442,098	(20,762)
	Mexican Peso	Buy	7/17/14	891,698	852,990	38,708
	New Zealand Dollar	Buy	7/17/14	1,730,616	1,726,069	4,547
	Norwegian Krone	Buy	9/17/14	808,878	826,659	(17,781)
	Singapore Dollar	Sell	8/20/14	1,657,010	1,645,888	(11,122)
	South African Rand	Sell	7/17/14	1,092,970	1,058,045	(34,925)
	South Korean Won	Buy	8/20/14	4,072,812	4,002,687	70,125
	Swedish Krona	Sell	9/17/14	1,670,519	1,667,746	(2,773)
	Swiss Franc	Sell	9/17/14	3,352,666	3,308,815	(43,851)
Citibank, N.A.
	Australian Dollar	Sell	7/17/14	9,702	46,521	36,819
	Brazilian Real	Buy	7/2/14	3,695,723	3,615,953	79,770
	Brazilian Real	Sell	7/2/14	3,695,723	3,688,211	(7,512)
	Brazilian Real	Buy	10/2/14	3,600,794	3,594,849	5,945
	Chilean Peso	Sell	7/17/14	1,004,335	999,389	(4,946)
	Danish Krone	Sell	9/17/14	1,890,120	1,874,777	(15,343)
	Euro	Sell	9/17/14	1,840,733	1,830,435	(10,298)
	Japanese Yen	Sell	8/20/14	1,836,943	1,811,060	(25,883)
	Mexican Peso	Buy	7/17/14	1,287,474	1,276,788	10,686
	New Zealand Dollar	Sell	7/17/14	77,031	126,435	49,404
	Norwegian Krone	Buy	9/17/14	5,594,812	5,671,406	(76,594)
	Thai Baht	Buy	8/20/14	1,122,123	1,124,906	(2,783)
	Thai Baht	Sell	8/20/14	1,122,123	1,120,188	(1,935)
Credit Suisse International
	Australian Dollar	Sell	7/17/14	1,835,366	1,818,161	(17,205)
	British Pound	Sell	9/17/14	7,250,067	7,098,701	(151,366)
	Canadian Dollar	Sell	7/17/14	1,668,012	1,591,381	(76,631)
	Euro	Sell	9/17/14	2,982,785	2,965,799	(16,986)
	Indian Rupee	Buy	8/20/14	2,846,936	2,867,244	(20,308)
	Japanese Yen	Sell	8/20/14	11,321,301	11,186,009	(135,292)
	New Zealand Dollar	Buy	7/17/14	2,215,184	2,213,214	1,970
	Norwegian Krone	Buy	9/17/14	4,657,613	4,740,443	(82,830)
	Singapore Dollar	Sell	8/20/14	1,286,085	1,277,298	(8,787)
	South Korean Won	Buy	8/20/14	1,110,719	1,091,565	19,154
	Swedish Krona	Sell	9/17/14	1,753,383	1,734,253	(19,130)
	Swiss Franc	Sell	9/17/14	4,983,187	4,917,867	(65,320)
Deutsche Bank AG
	Australian Dollar	Sell	7/17/14	1,595,737	1,583,967	(11,770)
	Canadian Dollar	Buy	7/17/14	1,865,963	1,813,893	52,070
	Canadian Dollar	Sell	7/17/14	1,865,963	1,801,519	(64,444)
	Czech Koruna	Buy	9/17/14	1,141,686	1,136,153	5,533
	Czech Koruna	Sell	9/17/14	1,141,686	1,131,385	(10,301)
	Euro	Sell	9/17/14	10,599,387	10,543,269	(56,118)
	Japanese Yen	Sell	8/20/14	227,688	224,421	(3,267)
	New Zealand Dollar	Buy	7/17/14	3,717,942	3,627,619	90,323
	Norwegian Krone	Buy	9/17/14	1,808,417	1,846,356	(37,939)
	Norwegian Krone	Sell	9/17/14	1,808,417	1,845,360	36,943
	Polish Zloty	Buy	9/17/14	1,106,368	1,100,922	5,446
	Swedish Krona	Sell	9/17/14	1,875,072	1,861,511	(13,561)
Goldman Sachs International
	Australian Dollar	Sell	7/17/14	5,934	11,163	5,229
	Canadian Dollar	Buy	7/17/14	1,878,891	1,815,417	63,474
	Canadian Dollar	Sell	7/17/14	1,878,891	1,813,318	(65,573)
	Japanese Yen	Sell	8/20/14	9,353,577	9,220,377	(133,200)
	Swedish Krona	Sell	9/17/14	1,853,312	1,867,144	13,832
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/17/14	1,406,408	1,376,538	(29,870)
	British Pound	Sell	9/17/14	10,604	10,382	(222)
	Canadian Dollar	Sell	7/17/14	32,414	17,269	(15,145)
	Indonesian Rupiah	Buy	8/20/14	2,160,911	2,213,796	(52,885)
	Indonesian Rupiah	Sell	8/20/14	2,160,911	2,186,999	26,088
	Japanese Yen	Sell	8/20/14	5,743,594	5,661,858	(81,736)
	Swedish Krona	Sell	9/17/14	3,772,246	3,765,313	(6,933)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/17/14	1,800,420	1,762,342	(38,078)
	Brazilian Real	Buy	7/2/14	2,339,398	2,277,541	61,857
	Brazilian Real	Sell	7/2/14	2,339,398	2,335,171	(4,227)
	Brazilian Real	Buy	10/2/14	434,704	421,123	13,581
	British Pound	Buy	9/17/14	1,779,251	1,754,388	24,863
	Canadian Dollar	Sell	7/17/14	24,826	1,040	(23,786)
	Euro	Sell	9/17/14	11,351,761	11,284,124	(67,637)
	Hungarian Forint	Sell	9/17/14	1,068,532	1,080,531	11,999
	Indian Rupee	Buy	8/20/14	2,912,261	2,927,557	(15,296)
	Japanese Yen	Buy	8/20/14	147,770	158,760	(10,990)
	Mexican Peso	Buy	7/17/14	706,129	695,253	10,876
	New Taiwan Dollar	Sell	8/20/14	2,204,652	2,190,915	(13,737)
	New Zealand Dollar	Buy	7/17/14	2,803,802	2,732,927	70,875
	Norwegian Krone	Buy	9/17/14	2,122,474	2,181,959	(59,485)
	Singapore Dollar	Sell	8/20/14	91,188	90,564	(624)
	Swedish Krona	Sell	9/17/14	5,245,167	5,236,012	(9,155)
	Thai Baht	Buy	8/20/14	13,939	13,962	(23)
	Thai Baht	Sell	8/20/14	13,939	13,951	12
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/17/14	3,887,661	3,761,293	(126,368)
	Brazilian Real	Buy	7/2/14	5,456,076	5,371,164	84,912
	Brazilian Real	Sell	7/2/14	5,456,076	5,457,805	1,729
	Brazilian Real	Buy	10/2/14	3,471,326	3,463,063	8,263
	British Pound	Buy	9/17/14	1,814,825	1,773,962	40,863
	Canadian Dollar	Sell	7/17/14	27,917	11,745	(16,172)
	Chilean Peso	Buy	7/17/14	1,794,408	1,806,092	(11,684)
	Chilean Peso	Sell	7/17/14	1,846,595	1,789,046	(57,549)
	Euro	Sell	9/17/14	2,354,369	2,340,073	(14,296)
	Japanese Yen	Sell	8/20/14	1,777,777	1,762,327	(15,450)
	Mexican Peso	Buy	7/17/14	1,843,855	1,821,198	22,657
	Mexican Peso	Sell	7/17/14	1,843,855	1,848,016	4,161
	New Taiwan Dollar	Sell	8/20/14	1,098,141	1,093,487	(4,654)
	New Zealand Dollar	Buy	7/17/14	1,833,528	1,775,340	58,188
	Norwegian Krone	Buy	9/17/14	6,085,958	6,165,478	(79,520)
	Singapore Dollar	Sell	8/20/14	1,503,106	1,492,934	(10,172)
	Swedish Krona	Sell	9/17/14	1,532,097	1,511,277	(20,820)
UBS AG
	Australian Dollar	Sell	7/17/14	3,194,300	3,108,978	(85,322)
	British Pound	Sell	9/17/14	9,373,264	9,172,885	(200,379)
	Canadian Dollar	Sell	7/17/14	3,899,804	3,763,269	(136,535)
	Euro	Sell	9/17/14	11,448,872	11,387,182	(61,690)
	Japanese Yen	Sell	8/20/14	1,720,193	1,707,829	(12,364)
	Singapore Dollar	Sell	8/20/14	50,767	50,633	(134)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/14	1,928,806	1,878,314	50,492
	Australian Dollar	Sell	7/17/14	1,928,806	1,901,444	(27,362)
	British Pound	Buy	9/17/14	1,871,095	1,859,386	11,709
	Canadian Dollar	Buy	7/17/14	1,860,998	1,806,845	54,153
	Canadian Dollar	Sell	7/17/14	1,860,998	1,797,089	(63,909)
	Japanese Yen	Sell	8/20/14	7,674,400	7,576,443	(97,957)
	New Zealand Dollar	Buy	7/17/14	915,015	918,853	(3,838)

Total						$(2,043,475)

FUTURES CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Short)	420	$18,587,430	Sep-14	$188,347
FTSE 100 Index (Short)	161	18,491,179	Sep-14	233,034
MSCI EAFE Index Mini (Long)	283	27,859,935	Sep-14	142,349
Russell 2000 Index Mini (Long)	605	72,013,150	Sep-14	2,107,215
Russell 2000 Index Mini (Short)	46	5,475,380	Sep-14	(160,402)
S&P 500 Index (Long)	10	4,881,000	Sep-14	(2,213)
S&P 500 Index E-Mini (Long)	2,802	273,531,240	Sep-14	4,085,316
S&P 500 Index E-Mini (Short)	433	42,269,460	Sep-14	(633,046)
S&P Mid Cap 400 Index E-Mini (Long)	437	62,460,410	Sep-14	1,468,017
S&P Mid Cap 400 Index E-Mini (Short)	201	28,728,930	Sep-14	(681,792)
SPI 200 Index (Long)	288	36,349,578	Sep-14	25,935
U.S. Treasury Bond 30 yr (Long)	60	8,231,250	Sep-14	50,058
U.S. Treasury Bond 30 yr (Short)	45	6,173,438	Sep-14	(56,070)
U.S. Treasury Bond Ultra 30 yr (Long)	30	4,498,125	Sep-14	33,716
U.S. Treasury Bond Ultra 30 yr (Short)	1	149,938	Sep-14	(924)
U.S. Treasury Note 2 yr (Long)	96	21,081,000	Sep-14	(9,682)
U.S. Treasury Note 2 yr (Short)	162	35,574,188	Sep-14	19,942
U.S. Treasury Note 5 yr (Long)	233	27,834,399	Sep-14	(13,825)
U.S. Treasury Note 5 yr (Short)	399	47,664,914	Sep-14	47,921
U.S. Treasury Note 10 yr (Long)	91	11,390,641	Sep-14	19,843
U.S. Treasury Note 10 yr (Short)	29	3,629,984	Sep-14	(1,414)

Total				$6,862,325

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/14 (premiums $553,651) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/$6.00	$3,109,000	$558,069

Total			$558,069

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$77,490,000	(E)	$265,865	9/17/16	3 month USD-LIBOR-BBA	1.00%	$(39,613)
	49,659,000	(E)	471,433	9/17/19	3 month USD-LIBOR-BBA	2.25%	(171,210)
	29,415,000	(E)	899,426	9/17/24	3 month USD-LIBOR-BBA	3.25%	(170,787)
	4,141,000	(E)	(83,626)	9/17/44	3 month USD-LIBOR-BBA	4.00%	2,923

	Total		$1,553,098	$(378,687)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$82,219	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(46)
	4,117,695	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,325)
	3,981	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3)
	28,816	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	272
	67,550	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	616
	535,740	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,993
	1,317,859	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,420
	658,254	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,204
	113,508	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,034
	368,592	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,359
	267,114	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,434
	456,700	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,667)
	76,583	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(439)
	69,796	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(545)
	34,851	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(272)
	34,851	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(272)
	70,077	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(548)
	181,863	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,421)
	70,077	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(548)
	63,034	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	594
	50,179	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(293)
	139,779	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,092)
	417,825	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,486)
Citibank, N.A.
	730,743	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,887
baskets	642	—	12/19/14	(3 month USD-LIBOR-BBA plus 0.15%)	A basket (CGPUTQL2) of common stocks	30,202
units	14,034	—	12/19/14	3 month USD-LIBOR-BBA minus 0.10%	Russell 1000 Total Return Index	(98,176)
Credit Suisse International
	$2,782,317	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	22,015
	1,141,779	2,320	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,472
Goldman Sachs International
	160,815	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(172)
	26,385	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(17)
	203,563	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(115)
	203,563	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(115)
	2,074,345	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,171)
	1,030,595	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,191)
	39,162	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(229)
	47,031	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(275)
	887,755	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,184)
	259,266	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	37
JPMorgan Chase Bank N.A.
	259,266	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(37)

Total		$2,320	$(24,100)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$5,073	$89,000	5/11/63	300 bp	$6,755
	CMBX NA BBB- Index	BBB-/P	5,309	86,000	5/11/63	300 bp	6,935
	CMBX NA BBB- Index	BBB-/P	2,591	43,000	5/11/63	300 bp	3,404
	CMBX NA BBB- Index	BBB-/P	1,367	20,000	5/11/63	300 bp	1,745
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	8,980	81,000	5/11/63	300 bp	10,511
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	6,320	154,000	5/11/63	300 bp	9,230
	CMBX NA BBB- Index	BBB-/P	9,656	126,000	5/11/63	300 bp	12,038
	CMBX NA BBB- Index	BBB-/P	6,338	87,000	5/11/63	300 bp	7,982
	CMBX NA BBB- Index	BBB-/P	6,224	78,000	5/11/63	300 bp	7,698
	CMBX NA BBB- Index	BBB-/P	2,373	78,000	5/11/63	300 bp	3,848
	CMBX NA BBB- Index	BBB-/P	1,198	78,000	5/11/63	300 bp	2,673
	CMBX NA BBB- Index	BBB-/P	1,374	78,000	5/11/63	300 bp	2,848
	CMBX NA BBB- Index	BBB-/P	5,962	77,000	5/11/63	300 bp	7,417
	CMBX NA BBB- Index	BBB-/P	5,065	77,000	5/11/63	300 bp	6,521
	CMBX NA BBB- Index	BBB-/P	8,474	75,000	5/11/63	300 bp	9,892
	CMBX NA BBB- Index	BBB-/P	813	70,000	5/11/63	300 bp	2,136
	CMBX NA BBB- Index	BBB-/P	4,776	60,000	5/11/63	300 bp	5,910
	CMBX NA BBB- Index	BBB-/P	132	17,000	5/11/63	300 bp	453
	CMBX NA BB Index	—	(269)	35,000	5/11/63	(500 bp)	(1,134)
	CMBX NA BB Index	—	(335)	35,000	5/11/63	(500 bp)	(1,201)
	CMBX NA BB Index	—	(328)	36,000	5/11/63	(500 bp)	(1,219)
	CMBX NA BB Index	—	960	48,000	5/11/63	(500 bp)	(227)
	CMBX NA BB Index	—	(1,380)	79,000	5/11/63	(500 bp)	(3,334)
	CMBX NA BB Index	—	910	88,000	5/11/63	(500 bp)	(1,267)
	CMBX NA BB Index	—	1,500	97,000	5/11/63	(500 bp)	(899)
	CMBX NA BB Index	—	2,667	101,000	5/11/63	(500 bp)	169
	CMBX NA BB Index	—	(559)	107,000	5/11/63	(500 bp)	(3,205)
	CMBX NA BB Index	—	(1,513)	78,000	5/11/63	(500 bp)	(3,442)
	CMBX NA BBB- Index	BBB-/P	13,000	122,000	5/11/63	300 bp	15,306
	CMBX NA BBB- Index	BBB-/P	4,579	106,000	5/11/63	300 bp	6,583
	CMBX NA BBB- Index	BBB-/P	2,427	102,000	5/11/63	300 bp	4,355
	CMBX NA BBB- Index	BBB-/P	(1,788)	99,000	5/11/63	300 bp	83
	CMBX NA BBB- Index	BBB-/P	69	99,000	5/11/63	300 bp	1,940
	CMBX NA BBB- Index	BBB-/P	343	99,000	5/11/63	300 bp	2,214
	CMBX NA BBB- Index	BBB-/P	4,020	84,000	5/11/63	300 bp	5,608
	CMBX NA BBB- Index	BBB-/P	7,753	80,000	5/11/63	300 bp	9,265
	CMBX NA BBB- Index	—	(4,083)	87,000	1/17/47	(300 bp)	(4,205)
	CMBX NA BBB- Index	—	(4,972)	88,000	1/17/47	(300 bp)	(5,095)
	Goldman Sachs International
	CMBX NA BB Index	—	(336)	35,000	5/11/63	(500 bp)	(1,202)
	CMBX NA BB Index	—	1,085	48,000	5/11/63	(500 bp)	(102)
	CMBX NA BBB- Index	BBB-/P	(1,651)	99,000	5/11/63	300 bp	216

	Total		$104,124	$127,203

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA IG Series 22 Index	BBB+/P	$(70,853)	$4,940,000	6/20/19	100 bp	$28,157
	NA IG Series 22 Index	BBB+/P	(69,992)	4,880,000	6/20/19	100 bp	27,815
	NA IG Series 22 Index	BBB+/P	(251,697)	13,600,000	6/20/19	100 bp	20,882
	NA IG Series 22 Index	BBB+/P	(48,123)	3,400,000	6/20/19	100 bp	20,022
	NA HY Series 22 Index	B+/P	(2,139,303)	29,818,800	6/20/19	500 bp	488,502
	NA HY Series 22 Index	B+/P	(2,203,440)	25,319,250	6/20/19	500 bp	27,839
	NA HY Series 22 Index	B+/P	(3,031,564)	42,479,910	6/20/19	500 bp	712,011
	NA IG Series 22 Index	BBB+/P	(22,297)	1,350,000	6/20/19	100 bp	4,761
	NA HY Series 22 Index	B+/P	(446,992)	6,143,940	6/20/19	500 bp	94,447

	Total		$(8,284,261)	$1,424,436

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
NVDR	Non-voting Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through June 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,884,610,490.
(b)	The aggregate identified cost on a tax basis is $1,757,461,441, resulting in gross unrealized appreciation and depreciation of $230,095,738 and $18,991,118, respectively, or net unrealized appreciation of $211,104,620.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $309,402, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$192,561,737	$2,108,379	$107,346,785	$69,485	$87,323,331
	Putnam Short Term Investment Fund *	194,542,261	337,404,705	236,623,433	121,773	295,323,533
	Totals	$387,103,998	$339,513,084	$343,970,218	$191,258	$382,646,864

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $3,808,554, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,667,766.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 1,800 shares owned by the fund were not formally entered on the company’s shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
At the close of the reporting period, the fund maintained liquid assets totaling $269,000,683 to cover certain derivatives contracts, delayed delivery securities and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,604,885 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,430,488 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$63,085,671	$—	$50,830
Capital goods	88,683,326	—	—
Communication services	45,317,682	—	—
Conglomerates	15,876,845	—	—
Consumer cyclicals	138,736,142	—	—
Consumer staples	91,002,543	—	123,535
Energy	95,806,203	—	2,494
Financials	242,177,141	—	190,512
Health care	146,653,879	—	—
Technology	170,169,795	—	—
Transportation	23,541,242	—	—
Utilities and power	45,421,549	—	—
Total common stocks	1,166,472,018	—	367,371
Convertible bonds and notes	—	280,228	—
Convertible preferred stocks	169,494	174,176	—
Corporate bonds and notes	—	219,883,649	5
Foreign government and agency bonds and notes	—	11,227,127	—
Investment companies	1,363,953	—	—
Mortgage-backed securities	—	52,568,262	—
Municipal bonds and notes	—	50,970	—
Preferred stocks	606,840	640,401	—
Senior loans	—	3,810,285	—
U.S. government and agency mortgage obligations	—	84,555,508	—
Warrants	—	1,522,054	—
Short-term investments	382,676,864	42,196,856	—

Totals by level	$1,551,289,169	$416,909,516	$367,376

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,043,475)	$—
Futures contracts	6,862,325	—	—
Written swap options outstanding	—	(558,069)	—
Interest rate swap contracts	—	(1,931,785)	—
Total return swap contracts	—	(26,420)	—
Credit default contracts	—	9,731,776	—

Totals by level	$6,862,325	$5,172,027	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$9,751,486	$19,710
Foreign exchange contracts	1,262,825	3,306,300
Equity contracts	9,802,469	1,575,629
Interest rate contracts	321,046	2,679,781

Total	$21,137,826	$7,581,420

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Written swap option contracts (contract amount)		$1,900,000
Futures contracts (number of contracts)		7,000
Forward currency contracts (contract amount)		$562,100,000
Centrally cleared interest rate swap contracts (notional)		$147,200,000
OTC total return swap contracts (notional)		$185,300,000
OTC credit default swap contracts (notional)		$11,000,000
Centrally cleared credit defult rate swap contracts (notional)		$102,300,000
Warrants (number of warrants)		3,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$4,617	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,617
	OTC Total return swap contracts*#	—	31,926	—	37,089	24,167	—	37	—	—	—	—	—	—	93,219
	OTC Credit default contracts*#	4,499	1,531	—	—	34,892	—	1,867	—	—	—	—	—	—	42,789
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	768,096	—	—	—	768,096
	Forward currency contracts#	103,075	125,874	—	182,624	21,124	190,315	82,535	26,088	194,063	—	220,773	—	116,354	1,262,825

	Total Assets	$107,574	$159,331	$4,617	$219,713	$80,183	$190,315	$84,439	$26,088	$194,063	$768,096	$220,773	$—	$116,354	$2,171,546

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	80,317	—	—	—		—	—	—	—	—	—	80,317
	OTC Total return swap contracts*#	—	11,957	—	98,176	—	—	9,469	—	37	—	—	—	—	119,639
	OTC Credit default contracts*#	—	—	—	—	17,657	—	2,053	—	—	—	—	—	—	19,710
	Centrally cleared credit default contracts§	—	—	156,584	—	—	—	—	—	—	—	—	—	—	156,584
	Futures contracts§	—	—	—	—	—	—	—	—	—	510,312	—	—	—	510,312
	Forward currency contracts#	209,159	485,815	—	145,294	593,855	197,400	198,773	186,791	243,038	—	356,685	496,424	193,066	3,306,300
	Written swap options#	—	—	—	—	—	—	—	—	558,069	—	—	—	—	558,069

	Total Liabilities	$209,159	$497,772	$236,901	$243,470	$611,512	$197,400	$210,295	$186,791	$801,144	$510,312	$356,685	$496,424	$193,066	$4,750,931

	Total Financial and Derivative Net Assets	$(101,585)	$(338,441)	$(232,284)	$(23,757)	$(531,329)	$(7,085)	$(125,856)	$(160,703)	$(607,081)	$257,784	$(135,912)	$(496,424)	$(76,712)	$(2,579,385)
	Total collateral received (pledged)##†	$—	$(130,982)	$—	$—	$(349,860)	$30,000	$(49,980)	$(139,944)	$(459,816)	$—	$—	$(299,906)	$—
	Net amount	$(101,585)	$(207,459)	$(232,284)	$(23,757)	$(181,469)	$(37,085)	$(75,876)	$(20,759)	$(147,265)	$257,784	$(135,912)	$(196,518)	$(76,712)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 27, 2014